                         [PROVIDENT MUTUAL LETTERHEAD]
FEBRUARY, 2000

Dear Policyholder:

We are pleased to send you the annual report for one of the fund groups from your variable life insurance policy or variable annuity contract. In additional mailings, you will also receive the annual reports of other fund groups in which you have invested. The investments available through your variable policies or contracts are managed by some of the best fund management companies in the country.

Your variable insurance product is unique in that it combines the protection and tax advantages of traditional insurance with the growth potential of equity investments. A leader in the variable products marketplace, Provident Mutual Life Insurance Company can trace its roots back more than two centuries. Our financial strength enables us to continually offer a variety of life insurance policies and annuity contracts designed to help you meet your needs as you move through the various stages of your life.

We are proud to serve you as one of our policyholders, and we appreciate your business. If you have a question about your policy, or would like more information about our products and services, please contact your local agent or our Customer Service Center at 1-800-688-5177.

Sincerely,

/s/ Robert W. Kloss
Robert W. Kloss
President, Chairman and CEO

    Securities offered through 1717 Capital Management Company, A Registered
                     Investment Adviser. Member NASD, SIPC.

                                     [LOGO]

--------------------------------------------------------------------------------
To Our Variable Life Policyholders and Variable Annuity Contractholders:
--------------------------------------------------------------------------------

We are pleased to send you the 1999 Annual Report for the Market Street Fund, Inc., its Growth, Money Market, Bond, Managed, Aggressive Growth, International, Sentinel Growth, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Portfolios. This year we are pleased to report the outstanding performance of the All Pro Small Cap Growth Portfolio, which returned 92.14% for the year ended December 31, 1999, compared to 52.55% for the Wilshire Small Cap Growth Index, the style benchmark with which we compare the Portfolio's performance. In an effort to continuously expand our menu of investment choices, we look forward to the introduction in early February 2000 of the Market Street Fund Equity 500 Portfolio.

Economic Overview and Investment Perspective

During 1999, the U.S. economy continued to prove its resilience and defied economists' forecasts of lower growth. Despite fears of inflation and increasing interest rates, the economy expanded 4%. Continuing to drive the economy forward was consumer spending and business investment. Inflation, as measured by the Consumer Price Index, rose 2.7% for the year. Although that was higher than the 1.6% increase of 1998, most of the runup was due to higher energy prices. At the end of 1999, unemployment stood at 4.1%. In the financial markets, 1999 will be remembered for the large divergence of returns between bonds and equities. Domestic and international equities posted sharp increases, while bonds suffered their second worst year in 25 years as interest rates rose sharply.

Fueled by fears of inflation and worries about Y2K disruptions, the U.S. fixed income markets saw ever-increasing interest rates and continuing declines in prices. In an effort to prevent the economy form overheating, the Federal Reserve instituted three hikes in the Federal Funds rate. The first 25 basis point increase occurred in June followed by two additional increases of 25 basis points each in August and November. These rate increases completely reversed the rate cuts implemented in 1998. The Lehman Aggregate Bond Index, a benchmark for all types of bonds fell 0.8% in 1999. U.S. Treasuries were the worst performers, with the yield on the 30-year U.S. Treasury bond increasing from 5.1% to 6.5%, producing a total return of -14.78% for the year.

U.S. domestic equity markets surged in 1999 and returned 23.6% as measured by the Wilshire 5000 Equity Index. Other indices posted record returns. Led by technology and Internet related stocks, the NASDAQ Composite Index produced a record return of 85.6% and the Russell 2000 Index of small capitalization stocks, a once moribund index, posted a 21.4% return. The S&P 500 Index rose 21.1%, the fifth consecutive year of double digit returns. However, not all stocks shared equally in the strong rally. The divergence of returns within equities was even more pronounced than that between equities and bonds. Fueled by the technology and Internet related sectors, growth stocks continued to out-perform value stocks across all capitalization levels. The Wilshire Large Cap Growth Index returned 34.7% for the year as compared to an 8.3% return for the Wilshire Large Cap Value Index. Meanwhile, the Wilshire Small Cap Growth Index returned 52.6% as compared to -1.4% return for the Wilshire Small Cap Value Index.

For the first time in five years, international equities outperformed U.S. equities in 1999. Total return of international equities as measured by the Morgan Stanley Capital International (MSCI) EAFE Index, was 27.3% for the year, 6.2% higher than the S&P 500 Index. As in the U.S., growth stocks in the technology and telecommunications sectors dominated and ac-counted for most of the gains. The impressive returns were powered by impressive rebounds in the Japanese, Asian, and Latin American stock markets. The biggest surprise was the resurgence of emerging markets, which led the way, producing a total return of 68.8% as measured by the MSCI Emerging Markets Index. The Asian emerging markets rebounded after economic growth improved quicker than expected. Another surprise was Japan. Corporate restructuring and steps taken by the Japanese government to shore up the financial system and spur the economy reversed the downward trend experienced for most of the 1990s. In Europe, developed markets posted a respectable gain, but were held back by a weak Euro, while Russian markets recovered strongly from currency devaluation suffered in 1998.

Looking forward into the year 2000, caution is key because volatility will continue. Once again, the forecast is for moderate U.S. economic expansion and continuing world economic recovery and productivity gains. The Federal Reserve continues to identify inflation as its biggest concern and has hinted that it will raise rates to slow the continued drop in unemployment and prevent the economy from overheating. Will interest rates finally peak and make bonds the better performers? Given the historically high valuations of U.S. and international equities, and the concentration of performance in such a narrow band of the market, it is prudent that diversification be the primary strategy going forward. The Market Street Fund is positioned to provide you with the investment options necessary to achieve a well balanced diversified portfolio.

Review of Fund Portfolio Performance

The annual reviews and performance charts* for each portfolio (other than the Money Market Portfolio) contained in this Annual Report show the growth of $10,000 over the period shown, assuming reinvestment of all dividends. The performance is then compared to a relevant index. As always, it is important to recall in interpreting these results that the advisers and sub-advisers of the portfolios of the Market Street Fund do not engage in market timing. That is to say that in all but times of great market turmoil, they endeavor to keep the vast majority of portfolio assets fully invested. Thus, they attempt to add value by security selection utilizing the methods and in the markets specified in the Fund Prospectus. The performance of the portfolios should be judged according to how well the portfolios do relative to market indices measuring the same type activity.

We appreciate the opportunity to have served you in the past and look forward to serving you in 2000 and many years into the future.

/s/ Rosanne Gatta

Rosanne Gatta
President
The Market Street Fund, Inc.

*Past performance is not predictive of future results. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the returns shown. Please see the current prospectus for an explanation of these charges and for illustrations that take these charges into account in calculating cash values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Market Street Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Market Street Fund, Inc., comprising of the Growth, Money Market, Bond, Managed, Aggressive Growth, International, Sentinel Growth, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Portfolios (the "Fund") at December 31, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 28, 2000

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

1999 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Growth Portfolio produced a total return of 3.0% for the year ended December 31, 1999. This compares to a 6.4% annual return for the average Morningstar Large Capitalization Value Fund and 11.2% for the average Lipper Large-Cap Value Fund. The total returns were substantially below the 21.1% for the S&P 500 Index, the benchmark index with which we compare the Portfolio's performance.

     Although the returns registered for the S&P 500 Index were again very strong, returns for the technology and Internet laden NASDAQ Composite Index were truly spectacular during this twelve month period. The stock markets were strong at the very beginning of the year, and we witnessed an abrupt shift into more economically sensitive and reasonably valued cyclical stocks during April. However, as the year wore on, technology, telecommunications and Internet-related issues began to dominate index returns. For a portfolio managed with an emphasis on value, this has been an unusually difficult period in which to keep up with benchmarks that have seen their returns inflated by a number of very highly valued technology issues.

     The domestic economy has remained quite robust. As a result, the Federal Reserve raised interest rates throughout the year, entirely reversing the previous year's rate cuts that were designed to prevent international economic upheaval from derailing the U.S. expansion. Increasing evidence of an enduring recovery in international economies led us to increase our exposure to basic industries, energy and global consumer staples companies during 1999. We also expected a moderation in the increases in domestic consumer spending, and as a result we reduced exposure to areas, such as retailing, that face an increasingly leveraged consumer. Although utilities have been poor relative performers in 1999, we continue to believe that certain well-positioned companies in this sector merit inclusion in the Portfolio.

     The concentrated nature of the markets' recent advance in technology shares may not be sustainable. While a meaningful correction in these areas is possible, we are also struck by the compelling value proposition that exists in a number of the solid companies in which the Portfolio is invested.

     We continue to believe that a diversified portfolio of reasonably valued, high quality stocks will produce attractive risk adjusted returns. After an unusually long period of growth stock out-performance, a number of factors suggest to us that a value stock focus may be particularly rewarding to investors in the year 2000.

Van Harissis, CFA
Daniel J. Manion, CFA
Hilary T. Roper, CFA

[MARKET STREET FUND GROWTH PORTFOLIO PERFORMANCE GRAPH]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                      9995.00                           10000.00
85                                                                        10177.00                           10077.00
86                                                                        11325.00                           11941.00
87                                                                        11511.00                           12540.00
88                                                                        13348.00                           14580.00
89                                                                        17794.00                           19131.00
90                                                                        18220.00                           18485.00
91                                                                        21590.00                           24115.00
92                                                                        22614.00                           25948.00
93                                                                        24924.00                           28558.00
94                                                                        25522.00                           28933.00
95                                                                        33279.00                           39811.00
96                                                                        39794.00                           48928.00
97                                                                        49472.00                           65260.00
98                                                                        56250.00                           84003.00
99                                                                        57926.00                          101694.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
        2.98%                   17.81%                  12.53%                  13.31%

Past performance is not predictive of future performance.

+ The Index is the S&P 500, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.

* Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 97.7%
Aerospace & Defense -- 0.5%
  Boeing Co. ...............................................       35,000    $  1,454,687
                                                                             ------------
Automobiles -- 2.3%
  Ford Motor Co. ...........................................      130,000       6,946,875
                                                                             ------------
Banks -- 5.0%
  Bank of America Corp. ....................................       62,238       3,123,570
  Bank of New York Co., Inc. ...............................      163,600       6,544,000
  Chase Manhattan Corp. ....................................       50,000       3,884,375
  Wells Fargo Co. ..........................................       35,000       1,415,312
                                                                             ------------
                                                                               14,967,257
                                                                             ------------
Beverages -- 3.1%
  Pepsico, Inc. ............................................      264,400       9,320,100
                                                                             ------------
Broadcasting & Publishing -- 2.1%
  McGraw-Hill, Inc. ........................................      105,000       6,470,625
                                                                             ------------
Business & Consumer Services -- 5.4%
  Automatic Data Processing, Inc. ..........................      115,000       6,195,625
  Electronic Data Systems Corp. ............................       65,000       4,350,937
  Omnicom Group, Inc. ......................................       57,400       5,740,000
                                                                             ------------
                                                                               16,286,562
                                                                             ------------
Chemicals & Allied Products -- 3.4%
  Du Pont (E.I.) de Nemours & Co. ..........................       37,855       2,493,698
  Monsanto Co. .............................................      215,000       7,659,375
                                                                             ------------
                                                                               10,153,073
                                                                             ------------
Communications -- 7.3%
  AT&T Corp. ...............................................       80,000       4,060,000
  Comcast Corp. Special Class A Non-Voting..................       45,000       2,261,250
  *General Instrument Corp. ................................       40,000       3,400,000
  GTE Corp. ................................................      122,000       8,608,625
  Motorola, Inc. ...........................................        8,143       1,199,057
  SBC Communications, Inc. .................................       60,536       2,951,130
                                                                             ------------
                                                                               22,480,062
                                                                             ------------
Computers -- 3.1%
  Compaq Computer Corp. ....................................       36,500         987,781
  Hewlett Packard Co. ......................................       26,000       2,962,375
  International Business Machines Corp. ....................       51,000       5,508,000
                                                                             ------------
                                                                                9,458,156
                                                                             ------------
Consumer Products -- 4.9%
  Fortune Brands, Inc. .....................................       90,400       2,988,850
  Kimberly-Clark Corp. .....................................      180,000      11,745,000
                                                                             ------------
                                                                               14,733,850
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Cosmetics and Toiletries -- 0.8%
  Gillette Co. .............................................       60,000    $  2,471,250
                                                                             ------------
Drugs & Health Care -- 9.2%
  Aetna, Inc. ..............................................       28,000       1,562,750
  American Home Products Corp. .............................      225,500       8,893,156
  Baxter International, Inc. ...............................       40,000       2,512,500
  Becton, Dickinson & Co. ..................................       48,300       1,292,025
  Bristol-Myers Squibb Co. .................................       22,000       1,412,125
  Johnson & Johnson.........................................       58,000       5,401,250
  Pharmacia & Upjohn, Inc. .................................      100,000       4,500,000
  *Tenet Healthcare Corp. ..................................       36,000         846,000
  United Healthcare Corp. ..................................       14,000         743,750
  *Watson Pharmaceuticals, Inc. ............................       30,000       1,074,375
                                                                             ------------
                                                                               28,237,931
                                                                             ------------
Electronics -- 2.0%
  Emerson Electric Co. .....................................       25,000       1,434,375
  General Electric Co. .....................................       29,000       4,487,750
                                                                             ------------
                                                                                5,922,125
                                                                             ------------
Energy -- 3.8%
  Chevron Corp. ............................................       43,500       3,768,187
  FPL Group, Inc. ..........................................       45,000       1,926,562
  Royal Dutch Petroleum Co. ................................       58,500       3,535,594
  Williams Cos., Inc. ......................................       78,000       2,383,875
                                                                             ------------
                                                                               11,614,218
                                                                             ------------
Entertainment -- 0.8%
  Walt Disney Co. ..........................................       86,000       2,515,500
                                                                             ------------
Finance -- 4.0%
  American Express Co. .....................................       30,300       5,037,375
  Citigroup, Inc. ..........................................      127,500       7,084,219
                                                                             ------------
                                                                               12,121,594
                                                                             ------------
Finance - Investment & Other -- 1.2%
  Fannie Mae................................................       56,400       3,521,475
                                                                             ------------
Food & Food Distributors -- 6.1%
  Bestfoods, Inc. ..........................................      113,700       5,976,356
  Kroger Co. ...............................................      286,000       5,398,250
  McCormick & Co., Inc. ....................................      115,400       3,433,150
  Sara Lee Corp. ...........................................      160,000       3,530,000
                                                                             ------------
                                                                               18,337,756
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Industrial Diversified -- 1.9%
  Parker-Hannifin Corp. ....................................      109,000    $  5,593,062
                                                                             ------------
Insurance -- 5.9%
  Allstate Corp. ...........................................      115,000       2,760,000
  American General Corp. ...................................       63,000       4,780,125
  American International Group, Inc. .......................       58,125       6,284,766
  Jefferson-Pilot Corp. ....................................       56,700       3,869,775
                                                                             ------------
                                                                               17,694,666
                                                                             ------------
Lodging -- 1.4%
  Marriott International, Inc. Class A......................      129,500       4,087,344
                                                                             ------------
Machinery & Heavy Equipment -- 0.5%
  Dover Corp................................................       35,000       1,588,125
                                                                             ------------
Manufacturing -- 2.5%
  Alcoa, Inc. ..............................................       70,000       5,810,000
  Tyco International Ltd. ..................................       41,500       1,613,313
                                                                             ------------
                                                                                7,423,313
                                                                             ------------
Medical & Medical Services -- 0.6%
  *Manor Care, Inc. ........................................      106,700       1,707,200
                                                                             ------------
Oil & Gas -- 6.2%
  Burlington Resources, Inc. ...............................       80,000       2,645,000
  Conoco, Inc. Class B......................................      168,327       4,187,134
  Exxon Mobil Corp. ........................................      121,989       9,827,739
  Santa Fe International Corp. .............................       67,000       1,733,625
  Transocean Sedco Forex, Inc. .............................       13,552         456,533
                                                                             ------------
                                                                               18,850,031
                                                                             ------------
Oil Field Equipment & Services -- 2.6%
  Halliburton Co. ..........................................       97,500       3,924,375
  Schlumberger Ltd. ........................................       70,000       3,937,500
                                                                             ------------
                                                                                7,861,875
                                                                             ------------
Paper & Forest Products -- 2.1%
  International Paper Co. ..................................      111,000       6,264,563
                                                                             ------------
Railroads -- 1.0%
  Union Pacific Corp., Series A.............................       66,000       2,879,250
                                                                             ------------
Real Estate -- 1.5%
  Weyerhaeuser Co. .........................................       62,500       4,488,281
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE         OR PAR         VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors -- 0.5%
  Intel Corp. ............................................................        11,000    $    905,438
  *National Semiconductor Corp............................................        16,100         689,281
                                                                                            ------------
                                                                                               1,594,719
                                                                                            ------------
Software -- 1.0%
  *BMC Software, Inc......................................................        17,000       1,358,938
  Computer Associates International, Inc. ................................        25,500       1,783,406
                                                                                            ------------
                                                                                               3,142,344
                                                                                            ------------
Tobacco -- 0.5%
  Philip Morris Cos., Inc. ...............................................        68,000       1,576,750
                                                                                            ------------
Utilities -- 4.5%
  Duke Power Co...........................................................       125,000       6,265,625
  Enron Corp..............................................................       162,000       7,188,750
                                                                                            ------------
                                                                                              13,454,375
                                                                                            ------------
    TOTAL COMMON STOCK (COST $243,579,825)................................                   295,218,994
                                                                                            ------------
COMMERCIAL PAPER -- 2.3%
  General Motors Acceptance Corp., 6.44%....................    01/12/2000    $7,000,000       6,986,226
                                                                                            ------------
    TOTAL COMMERCIAL PAPER (COST $6,986,226)................                                   6,986,226
                                                                                            ------------

SHORT TERM INVESTMENTS -- 0.0%
  Temporary Investment Fund, Inc. -- TempCash...............                     100,792         100,792
                                                                                            ------------
    TOTAL SHORT TERM INVESTMENTS (COST $100,792)............                                     100,792
                                                                                            ------------
    TOTAL INVESTMENTS -- 100.0% (COST $250,666,843).........                                 302,306,012
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%...............                                     (44,376)
                                                                                            ------------
NET ASSETS -- 100.0%
  (Equivalent to $18.94 per share based on 15,959,821 shares
    of capital stock outstanding)...........................                                $302,261,636
                                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($302,261,636/15,959,821 shares outstanding)..............                                $      18.94
                                                                                            ============

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

                                                                 MATURITY
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE          PAR           VALUE
--------------------------------------------------------------------------------------------------------
BANKERS ACCEPTANCE -- 2.1%
Finance -- 2.1%
  Bank of New York, 5.55%...................................    02/18/2000    $2,500,000    $  2,481,500
                                                                                            ------------
    TOTAL BANKERS ACCEPTANCE (COST $2,481,500)..............                                   2,481,500
                                                                                            ------------
COMMERCIAL PAPER -- 92.7%
Agricultural Services -- 8.7%
  Deere & Co., 5.86%........................................    01/25/2000     5,000,000       4,980,467
  Monsanto Co., 6.10%.......................................    02/18/2000     5,200,000       5,157,707
                                                                                            ------------
                                                                                              10,138,174
                                                                                            ------------
Automobiles -- 7.3%
  Ford Motor Credit Co., 6.03%..............................    01/11/2000     5,500,000       5,490,787
  General Motors Acceptance Corp., 6.21%....................    01/07/2000     3,000,000       2,996,895
                                                                                            ------------
                                                                                               8,487,682
                                                                                            ------------
Banking -- 17.3%
  Bank of America, 5.80%....................................    01/05/2000     4,000,000       3,997,422
  Morgan (J.P.) & Co., Inc., 6.00%..........................    01/18/2000     5,000,000       4,985,833
  Northern Trust Co. (Chicago), 6.10%.......................    01/27/2000     5,500,000       5,500,000
  Wells Fargo & Co., 6.03%..................................    01/12/2000     5,750,000       5,739,406
                                                                                            ------------
                                                                                              20,222,661
                                                                                            ------------
Brokerage -- 4.3%
  Merrill Lynch & Co., Inc., 6.00%..........................    01/19/2000     5,000,000       4,985,000
                                                                                            ------------
Communications -- 4.7%
  Bell Atlantic Network Funding, 5.85%......................    01/26/2000     5,500,000       5,477,656
                                                                                            ------------
Finance -- 32.7%
  American Express Co., 5.80%...............................    01/31/2000     4,500,000       4,478,250
  American General Finance Corp., 5.78%.....................    01/28/2000     5,000,000       4,978,325
  Caterpillar Financial Services, 6.05%.....................    02/16/2000     2,300,000       2,282,220
  C.I.T. Financial Corp., 5.95%.............................    02/25/2000     2,400,000       2,378,183
  Citicorp, 5.95%...........................................    01/13/2000     4,000,000       3,992,067
  IBM Credit Corp., 6.03%...................................    02/01/2000     5,700,000       5,670,403
  Met Life Funding Corp., 5.82%.............................    01/21/2000     5,000,000       4,983,833
  Prudential Funding Corp., 5.95%...........................    01/14/2000     4,000,000       3,991,405
  Transamerica Financial Corp., 6.00%.......................    01/24/2000     5,500,000       5,478,917
                                                                                            ------------
                                                                                              38,233,603
                                                                                            ------------
Oil -- 9.7%
  Chevron, 6.40%............................................    01/28/2000     5,800,000       5,772,160
  Texaco, Inc., 5.96%.......................................    01/10/2000     5,600,000       5,591,656
                                                                                            ------------
                                                                                              11,363,816
                                                                                            ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE         OR PAR         VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Utilities -- 8.0%
  GTE Funding, Inc., 6.12%..................................    02/08/2000    $5,500,000    $  5,464,470
  Virginia Electric & Power, 5.85%..........................    01/20/2000     4,000,000       3,987,650
                                                                                            ------------
                                                                                               9,452,120
                                                                                            ------------
    TOTAL COMMERCIAL PAPER (COST $108,360,712)..............                                 108,360,712
                                                                                            ------------

SHORT TERM INVESTMENTS -- 5.7%
  Temporary Investment Fund, Inc. -- TempCash...............                   6,632,340       6,632,340
                                                                                            ------------
    TOTAL SHORT TERM INVESTMENTS (COST $6,632,340)..........                                   6,632,340
                                                                                            ------------
    TOTAL INVESTMENTS -- 100.5% (COST $117,474,552).........                                 117,474,552
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%.............                                    (587,114)
                                                                                            ------------
NET ASSETS -- 100.0%
  (Equivalent to $1.00 per share based on 116,887,504 shares
    of capital stock outstanding)...........................                                $116,887,438
                                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($116,887,438/116,887,504 shares outstanding).............                                $       1.00
                                                                                            ============

See accompanying notes from financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

1999 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Bond Portfolio's total return for the year ended December 31, 1999 was -3.32% compared to -0.82% for the Lehman Aggregate Bond Index, the benchmark index with which we compare the Portfolio's performance. The disparity between the performance of the Portfolio and the Index was mostly attributable to the Portfolio's longer duration relative to that of the Index during much of the year. This hurt the Portfolio's performance as interest rates rose over the course of the year.

     Interest rates continued to climb as investors began to unwind the flight-to-quality trades that followed the Russian financial crisis and the near collapse of a major hedge fund in the Fall of 1998. The Federal Reserve was becoming increasingly concerned about the inflationary pressures that seemed to be building in the economy. GDP growth remained robust and commodity prices, particularly oil, began trending upward. A 25-basis point increase in the Fed Funds rate in June was followed by two more 25-basis point hikes, one in August and another in November. Together, these increases amounted to a full reversal of the 75-basis point reduction in the Fed Funds rate implemented in 1998.

After tightening in the first quarter, corporate bond spreads widened significantly in the second and third quarters as the market became flooded with new corporate issues. This heavy new issue supply in the middle part of the year was driven by historically low interest rates as well as the accelerated financing activities of corporate treasurers worried that Year 2000 concerns would limit access to the capital markets in the latter part of the year. Supply of corporate bonds towards the end of the year all but evaporated, leading to a sharp tightening of corporate spreads in the fourth quarter.

     During the first three-quarters of the year, we reduced the Portfolio's duration during some of the bond market's brief rally periods. Thus, as the general level of rates continued to rise, the price impact on the Portfolio's holdings was less detrimental to the Fund's performance. Beginning in mid to late summer, we implemented some timely increases to the Fund's corporate exposure, as we began to sense that new issue supply would slow. When supply actually did slow down, corporate bond spreads tightened meaningfully as investors chased bonds in the secondary market and the Portfolio's performance benefited accordingly. We continue to view corporate bonds as an attractive asset class relative to Treasury bonds and intend maintaining a heavy corporate weighting as we move in 2000.

William C. Kane, CFA

[Market Street Fund Bond Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                      9998.00                           10000.00
85                                                                        10225.00                           10187.00
86                                                                        11864.00                           11742.00
87                                                                        11583.00                           12066.00
88                                                                        12083.00                           13018.00
89                                                                        13633.00                           14909.00
90                                                                        14683.00                           16245.00
91                                                                        16728.00                           18844.00
92                                                                        17724.00                           20239.00
93                                                                        19553.00                           22564.00
94                                                                        18454.00                           21892.00
95                                                                        22228.00                           25941.00
96                                                                        22863.00                           26883.00
97                                                                        25036.00                           29477.00
98                                                                        27093.00                           32039.00
99                                                                        26196.00                           31776.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
        -3.31%                  7.26%                   6.75%                   7.09%

Past performance is not predictive of future performance.

+ The Index is the Lehman Aggregate Bond Index, an unmanaged index of bonds reflecting average prices in the bond market.

* Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 11.9%
  U.S. Treasury Bonds, 7.25%................................    05/15/2016   $1,000,000    $ 1,045,293
  U.S. Treasury Bonds, 6.00%................................    02/15/2026    2,500,000      2,286,591
  U.S. Treasury Bonds, 6.125%...............................    08/15/2029    1,250,000      1,190,981
                                                                                           -----------
    TOTAL U.S. TREASURY BONDS (COST $5,037,511).............                                 4,522,865
                                                                                           -----------
U.S. TREASURY NOTES -- 11.1%
  U.S. Treasury Notes, 5.25%................................    05/15/2004    2,000,000      1,915,103
  U.S. Treasury Notes, 4.75%................................    11/15/2008    1,000,000        882,149
  U.S. Treasury Notes, 5.50%................................    05/15/2009    1,500,000      1,397,913
                                                                                           -----------
    TOTAL U.S. TREASURY NOTES (COST $4,366,191).............                                 4,195,165
                                                                                           -----------
AGENCY OBLIGATIONS -- 21.9%
  Federal Home Loan Mortgage Corp., 8.500%..................    06/15/2003    1,000,000      1,029,146
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008      227,414        231,820
  Federal Home Loan Mortgage Corp., 8.00%...................    03/01/2017       15,764         16,070
  Federal National Mortgage Association, 10.50%.............    11/01/2017      485,163        519,882
  Federal National Mortgage Association, 8.00%..............    03/01/2022      428,200        431,411
  Federal National Mortgage Association, 7.5%...............    03/01/2026      384,203        379,881
  Federal National Mortgage Association, 8.5%...............    09/01/2026      923,299        946,381
  Federal National Mortgage Association, 6.00%..............    04/01/2028    1,020,714        933,954
  Federal National Mortgage Association, 8.50%..............    04/01/2028      920,048        943,049
  Federal National Mortgage Association, 7.00%..............    09/01/2028      904,930        874,672
  Federal National Mortgage Association, 7.00%..............    11/01/2028      305,242        295,035
  Government National Mortgage Association, 7.50%...........    09/15/2023    1,304,570      1,289,894
  Government National Mortgage Association, 7.50%...........    10/15/2029      486,489        481,016
                                                                                           -----------
    TOTAL AGENCY OBLIGATIONS (COST $8,592,085)..............                                 8,372,211
                                                                                           -----------
CORPORATE BONDS -- 48.1%
Aerospace & Defense -- 2.3%
  Lockheed Martin, 8.50%....................................    12/01/2029      500,000        499,375
  Raytheon Co., 7.00%.......................................    11/01/2028      500,000        431,875
                                                                                           -----------
                                                                                               931,250
                                                                                           -----------
Airlines -- 1.8%
  Delta Air Lines 144A, 8.30%...............................    12/15/2029      750,000        725,625
                                                                                           -----------
Automobiles -- 2.1%
  Ford Motor Co. 6.375%.....................................    02/01/2029    1,000,000        840,000
                                                                                           -----------
Automotive & Equipment -- 0.6%
  Lear Corp., 7.96%.........................................    05/15/2005      250,000        239,687
                                                                                           -----------
Banks -- 0.6%
  Sanwa Bank Ltd, 8.35%.....................................    07/15/2009      250,000        251,562
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Chemicals & Allied Products -- 0.6%
  Rohm and Haas Co., 7.40%..................................    07/15/2009   $  250,000    $   247,187
                                                                                           -----------
Communications -- 5.9%
  Comsat Corp. Medium Term Note, 8.55%......................    12/13/2006      500,000        521,660
  Sprint Capital Corp., 6.875%..............................    11/15/2028    1,000,000        891,250
  Worldcom, Inc., 6.40%.....................................    08/15/2005    1,000,000        960,000
                                                                                           -----------
                                                                                             2,372,910
                                                                                           -----------
Computers -- 1.2%
  Sun Microsystems, Inc., 7.00%.............................    08/15/2002      500,000        498,125
                                                                                           -----------
Consumer Services -- 0.5%
  Service Corp. International, 6.00%........................    12/15/2005      250,000        188,750
                                                                                           -----------
Containers -- 1.8%
  Crown Cork & Seal Co., Inc., 7.125%.......................    09/01/2002      750,000        737,812
                                                                                           -----------
Finance -- 10.8%
  Ahold Finance USA, Inc., 6.25%............................    05/01/2009      500,000        454,375
  Aristar, Inc., 6.30%......................................    10/01/2002      500,000        488,125
  Duke Capital Corp., 7.50%.................................    10/01/2009      500,000        495,000
  ERAC USA Finance Co., 6.625%..............................    05/15/2006      750,000        703,125
  Finova Capital Corp., 7.25%...............................    11/08/2004    1,000,000        988,750
  Household Finance Corp., 7.20%............................    07/15/2006      750,000        734,063
  Socgen Real Estate L.L.C., 7.64%..........................    12/29/2049      500,000        458,125
                                                                                           -----------
                                                                                             4,321,563
                                                                                           -----------
Foods -- 1.9%
  Safeway, Inc., 7.00%......................................    09/15/2002      750,000        743,438
                                                                                           -----------
Foreign Financial Institutions -- 1.2%
  Banque Nationale de Paris, 7.738%.........................    12/31/2049      500,000        462,500
                                                                                           -----------
Industrial -- 3.6%
  CMS Energy, 6.75%.........................................    01/15/2004      250,000        231,875
  IMC Global, Inc., 7.40%...................................    11/01/2002      500,000        496,875
  Owens Corning, 7.50%......................................    05/01/2005      750,000        717,188
                                                                                           -----------
                                                                                             1,445,938
                                                                                           -----------
Manufacturing -- 1.2%
  Tyco International Group, 6.875%..........................    09/05/2002      500,000        491,875
                                                                                           -----------
Oil & Gas -- 2.4%
  KN Energy, Inc., 6.45%....................................    03/01/2003      500,000        484,375
  Union Pacific Resources Group, 7.30%......................    04/15/2009      500,000        476,875
                                                                                           -----------
                                                                                               961,250
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

                                                                MATURITY       SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE         OR PAR         VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Real Estate -- 1.8%
  Simon Property Group LP, Inc., 6.625%.....................    06/15/2003   $  750,000    $   711,563
                                                                                           -----------
Retail Merchandising -- 1.2%
  Penney (J.C.) & Co. Notes, 7.25%..........................    04/01/2002      500,000        488,750
                                                                                           -----------
Tobacco -- 0.4%
  Dimon, Inc. Senior Notes, 8.875%..........................    06/01/2006      200,000        178,500
                                                                                           -----------
Transportation -- 1.4%
  Laidlaw, Inc., 7.65%......................................    05/15/2006      600,000        558,750
                                                                                           -----------
Utilities -- 4.8%
  Calenergy Co., Inc. Senior Notes, 7.52%...................    09/15/2008      750,000        729,375
  Cleveland Electric Toledo Edison, 7.67%...................    07/01/2004      250,000        246,250
  US West Capital Funding, 6.25%............................    07/15/2005    1,000,000        940,000
                                                                                           -----------
                                                                                             1,915,625
                                                                                           -----------
    TOTAL CORPORATE BONDS (COST $20,144,024)................                                19,312,660
                                                                                           -----------
COMMERCIAL PAPER -- 4.5%
  Chevron USA, Inc., 5.78%..................................    02/14/2000    1,800,000      1,786,778
                                                                                           -----------
    TOTAL COMMERCIAL PAPER (COST $1,787,284)................                                 1,786,778
                                                                                           -----------

SHORT TERM INVESTMENTS -- 3.4%
  Temporary Investment Fund, Inc. -- TempCash...............                   1,351,514     1,351,514
                                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,351,514)..........                                 1,351,514
                                                                                           -----------
    TOTAL INVESTMENTS -- 103.5% (COST $41,278,609)..........                                39,541,193
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.5%).............                                (1,358,928)
                                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.58 per share based on 3,607,685 shares
    of capital stock outstanding)...........................                               $38,182,265
                                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($38,182,265/3,607,685 shares outstanding)................                               $     10.58
                                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

1999 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Managed Portfolio produced a total return of 0.8% for the year ended December 31, 1999 compared to an 8.7% annual return for the average Lipper Balanced Fund. The returns were substantially below the 21.1% total return for the S&P 500 Index, but ahead of the -0.82% return for the Lehman Aggregate Bond Index. The S&P 500 Index and the Lehman Aggregate Bond Index are the two benchmark indices with which we compare the Portfolio's performance.

     Returns for the major stock market indices continued to be dominated by the technology, telecommunications, and internet-related areas. In essence, returns for these stocks surpassed those for every other sector of the stock market. The technology-heavy Nasdaq composite index had truly staggering returns over the past twelve months. The relative standing of most balanced portfolios over the past year can be directly tied to exposure to the technology sector. While the Portfolio holds a number of technology stocks, the weighting in this sector has not been high enough for it to keep pace with returns for some equity market benchmarks. Additionally, within the technology sector, the strongest performance has come from those issues with the highest multiples, making it difficult for a disciplined value investor to participate in this sector's upside.

     Interest rates rose steadily over the year as concerns grew over the prospect of higher inflation levels in the U.S. economy. In addition, surging commodity prices and a weakening U.S. dollar contributed to bond investor anxiety. Yields on the 30-year U.S. Treasury Bond rose 139 basis points to 6.48%. Defensive sectors of the fixed-income market, in particular mortgage-backed securities, outperformed those of comparable duration U.S. Treasuries, completely reversing the late 1998 trend.

     The Portfolio began the year with a mix of 61% stocks, 37% bonds and 2% cash. As the stock market advance accelerated towards the end of the year and long-term interest rates moved towards recent highs, we began to increase the fixed-income exposure of the Portfolio, believing the total return potential for bonds was relatively attractive versus the risks that existed in the equity markets. As of December 31, 1999, the Market Street Managed Portfolio's asset allocation was 56% stocks, 42% bonds and 2% cash.

     Looking ahead to the year 2000, we expect interest rates to remain under pressure until the Federal Reserve finishes their tightening mode in monetary policy. There still exists potential for a significant bond market rally should U.S. economic growth slow significantly. The fixed income segment of the Portfolio remains focused on quality investments in the government, corporate and mortgage-backed sectors. Corporate bonds appear to offer good relative value at current historically wide spread levels. We believe that a diversified portfolio of reasonably valued, high quality stocks and an actively managed bond component will produce attractive risk adjusted total returns.

David M. Brownlee, CFA
Van Harissis, CFA
Daniel J. Manion, CFA

[Market Street Fund Managed Portfolio Performance Graph]

                                                                            FUND                            LA INDEX*
                                                                            ----                            ---------
Start                                                                     10265.00                           10000.00
85                                                                        10299.00                           10187.00
86                                                                        11543.00                           11742.00
87                                                                        11481.00                           12066.00
88                                                                        12468.00                           13018.00
89                                                                        14482.00                           14909.00
90                                                                        13235.00                           16245.00
91                                                                        15947.00                           18844.00
92                                                                        17854.00                           20239.00
93                                                                        19928.00                           22564.00
94                                                                        19566.00                           21892.00
95                                                                        24346.00                           25941.00
96                                                                        27238.00                           26883.00
97                                                                        33020.00                           29477.00
98                                                                        37161.00                           32039.00
99                                                                        37440.00                           31776.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR            SINCE INCEPTION**
        0.75%                   13.86%                  9.96%                   9.64%

Past performance is not predictive of future performance.

* The Index is the Lehman Aggregate Bond index, an unmanaged Index of bonds reflecting average prices in the bond market.

** Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK -- 55.4%
Aerospace & Defense--0.4%
  Boeing Co. ...............................................    4,900     $   203,656
                                                                          -----------
Automobiles -- 1.2%
  Ford Motor Co. ...........................................    16,000        855,000
                                                                          -----------
Banks -- 2.9%
  Bank of America Corp. ....................................    9,052         454,297
  Bank of New York Co., Inc. ...............................    20,900        836,000
  Chase Manhattan Corp. ....................................    7,500         582,656
  Wells Fargo Co. ..........................................    6,500         262,844
                                                                          -----------
                                                                            2,135,797
                                                                          -----------
Beverages -- 1.8%
  Pepsico, Inc. ............................................    38,500      1,357,125
                                                                          -----------
Broadcasting & Publishing -- 1.2%
  McGraw-Hill, Inc. ........................................    14,200        875,075
                                                                          -----------
Business & Consumer Services -- 2.9%
  Automatic Data Processing, Inc. ..........................    14,200        765,025
  Electronic Data Systems Corp. ............................    9,000         602,437
  Omnicom Group, Inc. ......................................    7,900         790,000
                                                                          -----------
                                                                            2,157,462
                                                                          -----------
Chemicals & Allied Products -- 1.9%
  Du Pont (E.I.) de Nemours & Co. ..........................    7,371         485,565
  Monsanto Co. .............................................    26,600        947,625
                                                                          -----------
                                                                            1,433,190
                                                                          -----------
Communications -- 4.5%
  AT&T Corp. ...............................................    11,500        583,625
  Comcast Corp. Special Class A Non-Voting..................    9,000         452,250
  *General Instrument Corp. ................................    5,600         476,000
  GTE Corp. ................................................    16,000      1,129,000
  Motorola, Inc. ...........................................    1,884         277,419
  SBC Communications, Inc. .................................    8,422         410,572
                                                                          -----------
                                                                            3,328,866
                                                                          -----------
Computers -- 1.8%
  Compaq Computer Corp. ....................................    5,100         138,019
  Hewlett Packard Co. ......................................    3,700         421,569
  International Business Machines Corp. ....................    7,400         799,200
                                                                          -----------
                                                                            1,358,788
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products -- 2.2%
  Kimberly-Clark Corp. .....................................    25,000    $ 1,631,250
                                                                          -----------
Cosmetics and Toiletries -- 0.5%
  Gillette Co. .............................................    9,000         370,687
                                                                          -----------
Drugs & Health Care -- 5.1%
  Aetna, Inc. ..............................................    3,600         200,925
  American Home Products Corp. .............................    32,800      1,293,550
  Baxter International, Inc. ...............................    4,500         282,656
  Becton, Dickinson & Co. ..................................    7,400         197,950
  Bristol-Myers Squibb Co. .................................    2,700         173,306
  Johnson & Johnson.........................................    8,000         745,000
  Pharmacia & Upjohn, Inc. .................................    10,400        468,000
  *Tenet Healthcare Corp. ..................................    5,000         117,500
  United Healthcare Corp. ..................................    1,800          95,625
  *Watson Pharmaceuticals, Inc. ............................    5,500         196,969
                                                                          -----------
                                                                            3,771,481
                                                                          -----------
Electronics -- 1.3%
  Emerson Electric Co. .....................................    6,500         372,937
  General Electric Co. .....................................    3,800         588,050
                                                                          -----------
                                                                              960,987
                                                                          -----------
Energy -- 2.1%
  Chevron Corp. ............................................    5,100         441,787
  FPL Group, Inc. ..........................................    5,800         248,312
  Royal Dutch Petroleum Co. ................................    8,000         483,500
  Williams Cos., Inc. ......................................    11,300        345,356
                                                                          -----------
                                                                            1,518,955
                                                                          -----------
Entertainment -- 0.3%
  Walt Disney Co. ..........................................    8,000         234,000
                                                                          -----------
Finance -- 2.0%
  American Express Co. .....................................    4,000         665,000
  Citigroup, Inc. ..........................................    15,000        833,437
                                                                          -----------
                                                                            1,498,437
                                                                          -----------
Finance - Investment & Other -- 0.7%
  Fannie Mae................................................    8,200         511,987
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 3.7%
  Bestfoods, Inc. ..........................................    14,800    $   777,925
  Kroger Co. ...............................................    41,900        790,862
  McCormick & Co., Inc. ....................................    27,400        815,150
  Sara Lee Corp. ...........................................    17,000        375,063
                                                                          -----------
                                                                            2,759,000
                                                                          -----------
Industrial Diversified -- 1.1%
  Parker-Hannifin Corp. ....................................    15,300        785,081
                                                                          -----------
Insurance -- 3.1%
  Allstate Corp. ...........................................    15,000        360,000
  American General Corp. ...................................    8,200         622,175
  American International Group, Inc. .......................    7,562         817,641
  Jefferson-Pilot Corp. ....................................    7,500         511,875
                                                                          -----------
                                                                            2,311,691
                                                                          -----------
Lodging -- 0.8%
  Marriott International, Inc. Class A......................    18,500        583,906
                                                                          -----------
Machinery & Heavy Equipment -- 0.3%
  Dover Corp. ..............................................    4,500         204,188
                                                                          -----------
Manufacturing -- 1.5%
  Alcoa, Inc. ..............................................    9,400         780,200
  Tyco International Ltd. ..................................    8,000         311,000
                                                                          -----------
                                                                            1,091,200
                                                                          -----------
Medical & Medical Services -- 0.3%
  *Manor Care, Inc. ........................................    15,700        251,200
                                                                          -----------
Oil & Gas -- 3.5%
  Burlington Resources, Inc. ...............................    11,800        390,138
  Conoco, Inc. Class B......................................    21,595        537,176
  Exxon Mobil Corp. ........................................    16,781      1,351,919
  Santa Fe International Corp. .............................    10,100        261,338
  Transocean Sedco Forex, Inc. .............................    1,549          52,175
                                                                          -----------
                                                                            2,592,746
                                                                          -----------
Oil Field Equipment & Services -- 1.4%
  Halliburton Co. ..........................................    15,000        603,750
  Schlumberger Ltd. ........................................    8,000         450,000
                                                                          -----------
                                                                            1,053,750
                                                                          -----------
Paper & Forest Products -- 1.1%
  International Paper Co. ..................................    14,900        840,919
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Railroads -- 0.6%
  Union Pacific Corp., Series A.............................    10,000    $   436,250
                                                                          -----------
Real Estate -- 1.2%
  Weyerhaeuser Co. .........................................    12,500        897,656
                                                                          -----------
Semiconductors -- 0.5%
  Intel Corp. ..............................................    3,000         246,938
  *National Semiconductor Corp. ............................    2,300          98,469
                                                                          -----------
                                                                              345,407
                                                                          -----------
Software -- 0.6%
  *BMC Software, Inc. ......................................    2,300         183,856
  Computer Associates International, Inc. ..................    3,600         251,775
                                                                          -----------
                                                                              435,631
                                                                          -----------
Tobacco -- 0.3%
  Philip Morris Cos., Inc. .................................    9,000         208,688
                                                                          -----------
Utilities -- 2.6%
  Duke Power Co. ...........................................    18,500        927,313
  Enron Corp. ..............................................    23,000      1,020,625
                                                                          -----------
                                                                            1,947,938
                                                                          -----------
    TOTAL COMMON STOCK (COST $31,760,268)...................               40,947,994
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR           VALUE
-----------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 5.7%
  U.S. Treasury Notes, 5.50%................................  05/15/2009    $3,000,000    $ 2,795,826
  U.S. Treasury Notes, 6.00%................................  08/15/2009     1,500,000      1,453,195
                                                                                          -----------
    TOTAL U.S. TREASURY NOTES (COST $4,404,985).............                                4,249,021
                                                                                          -----------
U.S. TREASURY BONDS -- 7.2%
  U.S. Treasury Bonds, 7.25%................................  05/15/2016     1,000,000      1,045,293
  U.S. Treasury Bonds, 8.875%...............................  02/15/2019     1,000,000      1,216,948
  U.S. Treasury Bonds, 6.125%...............................  08/15/2029     3,250,000      3,096,552
                                                                                          -----------
    U.S. TREASURY BONDS (COST $5,617,934)...................                                5,358,793
                                                                                          -----------
AGENCY OBLIGATIONS -- 12.8%
  Collateralized Mortgage Obligation, 6.70%.................  01/25/2026     1,000,000        939,302
  Federal Home Loan Mortgage Corp., 9.00%...................  08/01/2004       563,693        581,661
  Federal Home Loan Mortgage Corp., 9.00%...................  12/01/2004       505,097        521,197
  Federal Home Loan Mortgage Corp., 9.50%...................  08/01/2005       522,636        548,278
  Federal Home Loan Mortgage Corp., 9.50%...................  03/01/2006        94,912         99,094
  Federal Home Loan Mortgage Corp., 8.00%...................  11/01/2008       227,414        231,820
  Federal National Mortgage Association, 7.00%..............  03/01/2008       235,879        233,225
  Federal National Mortgage Association, 7.75%..............  03/01/2008       127,916        127,677
  Federal National Mortgage Association, 7.75%..............  05/01/2008        83,539         83,383
  Federal National Mortgage Association, 10.50%.............  03/01/2018       365,954        392,143
  Federal National Mortgage Association, 8.50%..............  09/01/2026       923,299        946,381
  Federal National Mortgage Association, 8.50%..............  10/01/2026       917,235        940,166
  Federal National Mortgage Association, 8.00%..............  10/01/2027       632,881        637,627
  Federal National Mortgage Association, 8.00%..............  01/01/2028       661,500        666,461
  Federal National Mortgage Association, 7.50%..............  05/01/2028       468,354        463,085
  Federal National Mortgage Association, 8.00%..............  11/01/2014       500,994        510,857
  Federal National Mortgage Association, 8.00%..............  12/01/2014       449,249        458,094
  Government National Mortgage Association, 8.00%...........  03/15/2007       187,563        191,490
  Government National Mortgage Association, 7.50%...........  11/15/2007       575,935        569,815
  Government National Mortgage Association, 8.00%...........  08/15/2008       304,476        310,851
                                                                                          -----------
    TOTAL AGENCY OBLIGATIONS (COST $9,566,842)..............                                9,452,607
                                                                                          -----------
CORPORATE BONDS -- 16.2%
Aerospace & Defense -- 1.9%
  Lockheed Martin, 8.50%....................................  12/01/2029     1,000,000        998,750
  Raytheon Co., 7.00%.......................................  11/02/2028       500,000        431,875
                                                                                          -----------
                                                                                            1,430,625
                                                                                          -----------
Automobiles -- 0.6%
  Ford Motor Co., 6.375%....................................  02/01/2029       500,000        420,000
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR           VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Automotive & Equipment -- 1.0%
  Lear Corp., 7.96%.........................................  05/15/2005    $  250,000    $   239,688
  TRW, Inc., 7.125%.........................................  06/01/2009       500,000        472,500
                                                                                          -----------
                                                                                              712,188
                                                                                          -----------
Communications -- 2.6%
  AT&T Canada, Inc., 7.65%..................................  09/15/2006       500,000        496,875
  Comsat Corp. Medium Term Note, 8.55%......................  12/13/2006       500,000        521,661
  Sprint Capital Corp., 6.875%..............................  11/15/2028       500,000        445,625
  Worldcom, Inc., 6.40%.....................................  08/15/2005       500,000        480,000
                                                                                          -----------
                                                                                            1,944,161
                                                                                          -----------
Computers -- 0.3%
  Sun Microsystems, Inc., 7.00%.............................  08/15/2002       250,000        249,063
                                                                                          -----------
Consumer Services -- 0.5%
  Service Corp. International, 6.00%........................  12/15/2005       500,000        377,500
                                                                                          -----------
Containers -- 0.7%
  Crown Cork & Seal Co., Inc., 7.125%.......................  09/01/2002       500,000        491,875
                                                                                          -----------
Finance -- 2.1%
  Duke Capital Corp., 7.50%.................................  10/01/2009       500,000        495,000
  ERAC USA Finance Co., 6.625%..............................  05/15/2006       500,000        468,750
  Finova Capital Corp., 7.25%...............................  11/08/2004       500,000        494,375
                                                                                          -----------
                                                                                            1,458,125
                                                                                          -----------
Food & Food Distributors -- 0.6%
  Archer-Daniels-Midland, 6.625%............................  05/01/2029       500,000        428,750
                                                                                          -----------
Foreign Financial Institutions -- 0.3%
  Banque Nationale de Paris, 7.738%.........................  12/31/2049       250,000        231,250
                                                                                          -----------
Industrial -- 2.0%
  CMS Energy, 6.75%.........................................  01/15/2004       250,000        231,875
  IMC Global, Inc., 7.40%...................................  11/01/2002       500,000        496,875
  Nabors Industrial, 6.80%..................................  04/15/2004       250,000        240,938
  Owens Corning, 7.50%......................................  05/01/2005       500,000        478,125
                                                                                          -----------
                                                                                            1,447,813
                                                                                          -----------
Oil & Gas -- 0.6%
  Union Pacific Resources Group, 7.30%......................  04/15/2009       500,000        476,875
                                                                                          -----------
Real Estate -- 0.6%
  Simon Property Group LP, Inc., 6.625%.....................  06/15/2003       500,000        474,375
                                                                                          -----------
Retail Merchandising -- 1.3%
  Penney (J.C.) & Co. Notes, 7.25%..........................  04/01/2002     1,000,000        977,500
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

                                                               MATURITY       SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE         OR PAR         VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Tobacco -- 0.2%
  Dimon, Inc. Senior Notes, 8.875%..........................  06/01/2006    $  200,000    $   178,500
                                                                                          -----------
Transportation -- 0.6%
  Laidlaw, Inc., 7.65%......................................  05/15/2006       500,000        465,625
                                                                                          -----------
Utilities -- 0.3%
  Cleveland Electric Toledo Edison, 7.67%...................  07/01/2004       250,000        246,250
                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $12,477,855)................                               12,010,475
                                                                                          -----------
COMMERCIAL PAPER -- 8.3%
  Household Finance Corp., 5.83%............................  02/10/2000     3,700,000      3,676,222
  Northern Trust Co. (Chicago), 5.88%.......................  01/31/2000     2,500,000      2,487,270
                                                                                          -----------
    TOTAL COMMERCIAL PAPER (COST $6,163,782)................                                6,163,492
                                                                                          -----------
SHORT TERM INVESTMENTS -- 1.9%
  Temporary Investment Fund, Inc. -- TempCash...............                 1,386,909      1,386,909
                                                                                          -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,386,909)..........                                1,386,909
                                                                                          -----------
    TOTAL INVESTMENTS -- 107.5% (COST $71,378,575)..........                               79,569,291
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.5%).............                               (5,583,459)
                                                                                          -----------
NET ASSETS -- 100.0%
  (Equivalent to $16.79 per share based on 4,407,274 shares
    of capital stock outstanding)...........................                              $73,985,832
                                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($73,985,832/4,407,274 shares outstanding)................                              $     16.79
                                                                                          ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

1999 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Aggressive Growth Portfolio achieved a return of 16.0% for the year ended December 31, 1999. This performance lagged the 21.4% return of the Russell 2000 Index, the benchmark index with which we compare the Portfolio's performance, and the 17.15% return of the median fund in the Lipper Small-Cap Core category.

     For a year when many investors have apparently abandoned caution and discipline in the pursuit of Internet-related riches, our disciplined small company investment approach was at a clear disadvantage. Instead of rewarding our discipline for buying highly profitable small companies at a reasonable price, or at a discount to their market values, the small-cap marketplace favored companies with negative earnings.

     The Portfolio is invested in Internet-related companies that are expected to benefit greatly from this worldwide phenomenon. The Portfolio's investments in selected fast growing communications-related companies especially wireless component manufacturers were particularly rewarding. Mergers and acquisitions also contributed favorably to this year's results.

     Looking forward to 2000, we will continue to search for attractively valued small companies that are solving problems or creating competitive advantages for their customers. Companies with products or services that provide real solutions to customers' needs or problems should enjoy the increasingly rare ability to increase unit volume and preserve pricing power. Of course, we also will continue to seek exposure to those attractively valued small companies that are poised to benefit from important long-term trends like the exploding demand for mobile communications, telecommunications bandwidth and data storage.

     In closing, we feel strongly that many small company stocks continue to present compelling relative value and outstanding risk/reward ratios. We appreciate your continued confidence in our efforts on your behalf.

Scott T. Brayman, CFA
Robert L. Lee, CFA

[MARKET STREET FUND AGGRESSIVE GROWTH PORTFOLIO PERFORMANCE GRAPH]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10194.00                           10000.00
89                                                                        10558.00                           10340.00
90                                                                        11695.00                            8324.00
91                                                                        18283.00                           12161.00
92                                                                        18755.00                           14399.00
93                                                                        19722.00                           17120.00
94                                                                        19730.00                           16808.00
95                                                                        22389.00                           21599.00
96                                                                        27091.00                           25171.00
97                                                                        32837.00                           30767.00
98                                                                        35461.00                           30078.00
99                                                                        41121.00                           36503.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
        15.96%                  15.82%                  14.56%                  13.95%

Past performance is not predictive of future performance.

+ The Index is the Russell 2000 Index, an unmanaged stock index of small capitalization companies which includes reinvestment of all income.

* Inception date was May 1, 1989.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 92.5%
Aerospace & Defense -- 2.0%
  AAR Corp..................................................       38,000    $   681,625
  Goodrich (B.F.) Co........................................       20,000        550,000
                                                                             -----------
                                                                               1,231,625
                                                                             -----------
Banks -- 1.0%
  Cullen Frost Bankers, Inc. ...............................        8,000        206,000
  Mercantile Bankshares Corp................................        6,000        191,625
  Wilmington Trust Corp.....................................        5,000        241,250
                                                                             -----------
                                                                                 638,875
                                                                             -----------
Beverages -- 0.8%
  *Robert Mondavi Corp., Class A............................       15,000        521,250
                                                                             -----------
Broadcasting & Publishing -- 1.9%
  *IDG Books Worldwide, Inc. ...............................       18,000        208,125
  Meredith Corp.............................................       24,000      1,000,500
                                                                             -----------
                                                                               1,208,625
                                                                             -----------
Building - Maintenance & Service -- 0.5%
  American Building Maintenance Industries..................       15,000        305,625
                                                                             -----------
Business & Consumer Services -- 10.5%
  *Acxiom Corp..............................................       48,000      1,152,000
  *Administaff, Inc.........................................       15,000        453,750
  Affiliated Computer Services, Inc.........................       36,000      1,656,000
  Analysts International Corp...............................       46,000        575,000
  *Caci International, Inc..................................       23,000        520,375
  *Catalina Marketing Corp..................................       12,000      1,389,000
  Healthcare Services Group.................................       41,700        291,900
  Unifirst Corp. ...........................................       48,000        606,000
                                                                             -----------
                                                                               6,644,025
                                                                             -----------
Chemicals & Allied Products -- 5.1%
  *Bush Boake Allen, Inc....................................       42,600      1,046,362
  Cambrex Corp..............................................       62,000      2,135,125
                                                                             -----------
                                                                               3,181,487
                                                                             -----------
Communications -- 2.8%
  *Dynatech Corp. ..........................................        7,000         47,250
  *Tekelec, Inc.............................................       36,000        810,000
  True North Communications.................................       20,000        893,750
                                                                             -----------
                                                                               1,751,000
                                                                             -----------
Computers -- 1.6%
  Ciber, Inc................................................       36,000        990,000
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products -- 0.7%
  Kimberly-Clark Corp. .....................................        7,000    $   456,750
                                                                             -----------
Containers -- 1.4%
  Bemis Co., Inc. ..........................................       25,000        871,875
                                                                             -----------
Cosmetics and Toiletries -- 1.6%
  Alberto-Culver Co. Class A................................       45,000        978,750
                                                                             -----------
Drugs & Health Care -- 5.5%
  *Barr Laboratories, Inc. .................................       18,000        564,750
  *Covance, Inc.............................................       68,000        735,250
  Jones Pharma, Inc. .......................................       12,000        521,250
  *Medicis Pharmaceutical Corp. Class A.....................       17,000        723,562
  *Monarch Dental Corp. ....................................       26,000         44,687
  Shire Pharmaceuticals Group...............................       11,469        334,035
  *Watson Pharmaceuticals, Inc. ............................       14,000        501,375
                                                                             -----------
                                                                               3,424,909
                                                                             -----------
Electronics -- 15.6%
  Applied Power, Inc. Class A...............................       38,000      1,396,500
  *Burr-Brown Corp. ........................................       19,500        704,437
  *C-COR Electronics, Inc. .................................        5,000        383,125
  *C-Cube Microsystems, Inc. ...............................       18,000      1,120,500
  *Cable Design Technologies, Inc. .........................       35,000        805,000
  CTS Corp..................................................       12,000        904,500
  Harman International Industries, Inc. ....................       29,000      1,627,625
  Methode Electronics, Inc. Class A.........................       58,000      1,863,250
  *Sawtek, Inc. ............................................       14,000        931,875
                                                                             -----------
                                                                               9,736,812
                                                                             -----------
Energy -- 1.0%
  MidAmerican Energy Holdings Co. ..........................       18,000        606,375
                                                                             -----------
Environmental Control -- 2.6%
  Donaldson Co., Inc........................................       46,000      1,106,875
  *Tetra Technologies, Inc. ................................       68,000        493,000
                                                                             -----------
                                                                               1,599,875
                                                                             -----------
Financial -- 4.2%
  Duff & Phelps Credit Rating Co. ..........................       16,000      1,423,000
  Waddell & Reed Financial, Inc. ...........................       30,000        813,750
  Waddell & Reed Financial, Inc. Class B....................       15,000        376,875
                                                                             -----------
                                                                               2,613,625
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 3.4%
  Smart & Final, Inc. ......................................       25,000    $   181,250
  *Whole Foods Market, Inc. ................................       42,000      1,947,750
                                                                             -----------
                                                                               2,129,000
                                                                             -----------
Insurance -- 2.3%
  Enhance Financial Services Group, Inc. ...................       33,000        536,250
  HCC Insurance Holdings, Inc. .............................       69,000        909,937
                                                                             -----------
                                                                               1,446,187
                                                                             -----------
Manufacturing -- 4.1%
  AptarGroup, Inc. .........................................       43,000      1,080,375
  *Gardner Denver Machinery, Inc. ..........................       16,000        267,000
  *Plexus Corp. ............................................       19,000        836,000
  Robbins & Myers, Inc. ....................................       16,000        362,000
                                                                             -----------
                                                                               2,545,375
                                                                             -----------
Medical Equipment & Supplies -- 3.6%
  Diagnostic Products Corp. ................................        7,000        171,500
  Mentor Corp. .............................................       39,900      1,029,919
  Minntech Corp. ...........................................       40,000        385,000
  *Orthodontic Centers of America, Inc. ....................       38,000        453,625
  *STARR Surgical Co. ......................................       24,000        234,000
                                                                             -----------
                                                                               2,274,044
                                                                             -----------
Oil & Gas -- 1.0%
  *Cal Dive International, Inc. ............................       10,000        331,250
  Santa Fe International Corp. .............................       12,000        310,500
                                                                             -----------
                                                                                 641,750
                                                                             -----------
Oil Equipment & Services -- 1.1%
  CARBO Ceramics, Inc. .....................................       12,000        262,500
  *Oceaneering International, Inc. .........................       29,000        433,188
                                                                             -----------
                                                                                 695,688
                                                                             -----------
Personal Services -- 0.3%
  Strayer Education, Inc. ..................................        8,300        163,925
                                                                             -----------
Railroads -- 0.5%
  *Railtex, Inc. ...........................................       18,000        321,750
                                                                             -----------
Real Estate -- 2.5%
  Chateau Communities, Inc. ................................       46,000      1,193,125
  Liberty Property Trust....................................       15,000        363,750
                                                                             -----------
                                                                               1,556,875
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Restaurants -- 3.9%
  Applebee's International, Inc. ...........................       27,000    $   796,500
  *Jack in the Box, Inc. ...................................       28,000        579,250
  Ruby Tuesday, Inc. .......................................       60,000      1,091,250
                                                                             -----------
                                                                               2,467,000
                                                                             -----------
Retail Merchandising -- 2.9%
  Casey General Stores, Inc. ...............................       46,000        480,125
  Ethan Allen Interiors, Inc. ..............................       35,000      1,122,188
  *Wet Seal (The), Inc., Class A............................       16,000        196,000
                                                                             -----------
                                                                               1,798,313
                                                                             -----------
Semiconductors -- 2.4%
  Dallas Semiconductor Corp. ...............................       22,800      1,469,175
                                                                             -----------
Software -- 1.8%
  *Filenet Corp. ...........................................       44,000      1,122,000
                                                                             -----------
                                                                               1,122,000
                                                                             -----------
Transportation -- 3.9%
  Air Express International Corp. ..........................       27,000        872,438
  *Eagle USA Airfreight, Inc. ..............................       13,500        582,188
  Robinson (C.H.) Worldwide, Inc. ..........................       24,000        954,000
                                                                             -----------
                                                                               2,408,626
                                                                             -----------
    TOTAL COMMON STOCK (COST $48,257,470)...................                  57,801,191
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

                                                               MATURITY       SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE         OR PAR         VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 0.1%
  Phoenix Investment Partners Ltd., 6.00%...................  11/01/2015    $   62,500    $    63,516
                                                                                          -----------
    TOTAL CORPORATE BOND (COST $65,394).....................                                   63,516
                                                                                          -----------
COMMERCIAL PAPER -- 4.4%
  Ford Motor Credit Co., 6.50%..............................  01/04/2000     1,287,000      1,286,303
  General Electric Capital Corp., 5.60%.....................  02/14/2000     1,500,000      1,489,733
                                                                                          -----------
    TOTAL COMMERCIAL PAPER (COST $2,776,036)................                                2,776,036
                                                                                          -----------
SHORT TERM INVESTMENTS -- 3.4%
  Temporary Investment Fund, Inc. -- TempCash...........................     2,100,072      2,100,072
                                                                                          -----------
    TOTAL SHORT TERM INVESTMENTS (COST $2,100,072)......................                    2,100,072
                                                                                          -----------
    TOTAL INVESTMENTS -- 100.4% (COST $53,198,972)......................                   62,740,815
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%).........................                     (228,468)
                                                                                          -----------
NET ASSETS -- 100.0%
  (Equivalent to $21.97 per share based on 2,845,165 shares of capital
    stock outstanding)..................................................                  $62,512,347
                                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($62,512,347/2,845,165 shares outstanding)............................                  $     21.97
                                                                                          ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

1999 Annual Review
The Boston Company Asset Management, Inc.

--------------------------------------------------------------------------------

     The Market Street Fund International Portfolio's total return for the year ended December 31, 1999 was 29.3% compared to the 27.0% return for the MSCI EAFE Index, the benchmark index with which we compare the Portfolio's performance.

     The Japanese market dominated the MSCI EAFE Index this year, contributing over 50% of the return. Japan returned 60% for the year. The Portfolio benefited as most of its top-performing stocks this year were in Japan. Murata, a manufacturer of electronic components, was the best performing stock in the Portfolio rising over 130% in the fourth quarter and 436% for the year. Murata manufactures equipment for the wireless phone industry, and they have seen unprecedented growth over the past year.

     Around the world, telecommunications and technology companies were the key themes this year. The Portfolio was well positioned to take advantage of this, owning most of the major telecommunications stocks. The best performing telecom stock was KPN, the Dutch company, returning 91% for the year as it continued to focus on restructuring itself in favor of wireless communications. In Europe, technological equipment manufacturers also performed extremely well.

     This year we added to our emerging market exposure. Value opportunities were found in Brazil, Mexico and South Korea. We purchased stocks of major telecommunications companies in Latin America, stock of a Brazilian oil concern.

     Economic growth, corporate restructuring, and a focus on profitability should serve to buoy equities in Continental Europe as the next year begins. In Japan, positive liquidity and continued corporate reorganization should set an optimistic tone. We continue to search for undervalued securities with sound fundamentals and good growth potential for the Portfolio. We are confident that value investing will continue to provide you, our client, with the opportunity to invest in a risk adverse and disciplined investment process that has a proven track record.

Sandor Cseh, CFA
Kirk Henry, CFA

[Market Street Fund International Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                      9991.00                           10000.00
91                                                                         9712.00                           10030.00
92                                                                         9003.00                            8806.00
93                                                                        12254.00                           11677.00
94                                                                        12286.00                           12585.00
95                                                                        14044.00                           13994.00
96                                                                        15573.00                           14834.00
97                                                                        17078.00                           15101.00
98                                                                        18808.00                           18121.00
99                                                                        24324.00                           23008.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
        29.33%                  14.64%                   n/a                    11.50%

Past performance is not predictive of future performance.

+ The Index is the Morgan Stanley Capital International Europe, Australia, Far
  East (EAFE) Index, an unmanaged index of more than 900 companies from these regions. The EAFE Index reflects the prices of these common stocks translated into U.S. dollars with dividends reinvested net of any foreign taxes.

* Inception date was November 1, 1991.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK -- 95.9%
Australia -- 2.1%
  Australia & New Zealand Bank Group Ltd....................      145,924    $ 1,062,358
  Boral Ltd.................................................            1              2
  Goodman Fielder Ltd.......................................      385,571        344,515
  Pacific Dunlop Ltd. ......................................      301,642        427,273
                                                                             -----------
                                                                               1,834,148
                                                                             -----------
Austria -- 0.6%
  Bank Austria AG...........................................       10,150        572,464
                                                                             -----------
Brazil -- 0.9%
  Petroleo Brasileiro SA ADR................................       13,500        346,248
  Telecomunicacoes Brasileiras SA ADR.......................        3,611        464,013
                                                                             -----------
                                                                                 810,261
                                                                             -----------
Denmark -- 0.7%
  Jyske Bank................................................       31,450        633,575
                                                                             -----------
Finland -- 0.6%
  Kesko Oyj.................................................       42,600        540,598
                                                                             -----------
France -- 9.5%
  Alstom SA.................................................       12,315        410,541
  Assurances Generales de France............................       14,580        790,013
  Banque Nationale de Paris.................................       12,600      1,162,413
  Bongrain..................................................        1,227        406,940
  *Dexia Belgium............................................        4,510        745,837
  *Dexia Strips.............................................        4,510             --
  L'Air Liquide.............................................        6,437      1,077,477
  Michelin-(CGDE)...........................................       19,153        752,308
  PSA Peugeot Citroen.......................................        1,910        433,592
  Societe Generale..........................................        2,018        469,491
  Thomson CSF...............................................       24,219        799,820
  Total Fina SA ADR.........................................       13,661        946,024
  Usinor Sacilor............................................       21,400        401,964
                                                                             -----------
                                                                               8,396,420
                                                                             -----------
Germany -- 10.1%
  *Aventis AG...............................................        4,351        252,414
  Bayer AG..................................................       26,300      1,244,939
  Deutsche Bank AG..........................................       12,777      1,079,012
  Deutsche Lufthansa AG.....................................       36,000        837,547
  Hugo Boss AG..............................................        2,530        323,608
  Merck KGAA................................................       31,289        970,592
  Metallgesellschaft AG.....................................       14,165        283,899
  ProSieben Media AG........................................        7,700        447,467

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Germany (Continued)
  Rheinmetall AG............................................       13,900    $   146,994
  Siemens AG................................................        7,600        966,744
  Veba AG...................................................       21,800      1,059,372
  Viag AG...................................................       16,260        298,048
  Volkswagen AG.............................................       18,150      1,022,754
                                                                             -----------
                                                                               8,933,390
                                                                             -----------
Greece -- 1.3%
  Hellenic Telecommunications...............................       93,755      1,119,200
                                                                             -----------
Hong Kong -- 1.6%
  CDL Hotels International Ltd..............................      322,000        128,411
  Henderson Investment Ltd..................................      353,000        367,827
  Hong Kong Electric........................................      286,896        896,838
                                                                             -----------
                                                                               1,393,076
                                                                             -----------
Italy -- 3.5%
  Banca Popolare di Bergamo Credito Varesino SpA............       21,400        494,857
  *Beni Stabili SpA.........................................       23,512          8,288
  ENI SpA...................................................       46,400        255,156
  Ente Nazionale Idrocarburi SpA............................       17,000        937,125
  Istituto Bancario San Paolo di Torino SpA.................       34,912        474,331
  Telecom Italia SpA........................................      158,300        964,563
                                                                             -----------
                                                                               3,134,320
                                                                             -----------
Japan -- 27.8%
  77 Bank Ltd...............................................       70,000        733,777
  Aiful Corp................................................        3,000        367,035
  Canon, Inc................................................       39,000      1,549,770
  Credit Saison Co..........................................       45,500        792,698
  Dai-Tokyo Fire and Marine Insurance.......................      143,000        583,645
  Fuji Machine..............................................       21,000      1,693,648
  Honda Motor Co. Ltd.......................................       18,000        669,472
  Mabuchi Motors............................................        9,700      1,692,777
  Marubeni Corp.............................................      270,000      1,133,699
  Matsumotokiyoshi..........................................       15,600      1,207,752
  Mineba Co. Ltd............................................       87,000      1,492,718
  Mitsubishi Heavy Industries Ltd...........................      110,000        367,133
  Murata Manufacturing Co. Ltd..............................        3,000        704,708
  Namco Ltd.................................................       21,500      1,393,070
  Nichiei...................................................       14,100        306,372
  Nippon Express Company Ltd................................      200,000      1,106,000
  Nippon Telegraph & Telephone Corp.........................          250        428,208

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Japan (Continued)
  Nishimatsu Construction...................................       80,000    $   321,034
  Rinnai Corp...............................................       32,000        595,087
  Rohm Co. Ltd..............................................        5,000      2,094,548
  Sankyo Company Ltd. ......................................       25,000        513,849
  Sekisui Chemical Co. .....................................       75,000        332,534
  Shin-Etsu Chemical Company Limited........................        8,000        344,524
  Sony Corp.................................................        7,400      2,194,578
  Toyota Motor Corp.........................................       21,000      1,017,422
  Yamanouchi Pharmaceuticals................................       29,000      1,013,311
                                                                             -----------
                                                                              24,649,369
                                                                             -----------
Korea -- 0.8%
  Korea Electric Power ADR..................................       26,400        442,200
  Pohang Iron & Steel Co. Ltd. ADR..........................        8,000        280,000
                                                                             -----------
                                                                                 722,200
                                                                             -----------
Mexico -- 0.3%
  Telefonos de Mexico SA ADR................................        2,308        259,650
                                                                             -----------
Netherlands -- 6.9%
  ABN Amro Holding..........................................       43,620      1,089,512
  AKZO N.V. ADR.............................................       15,500        771,125
  Buhrmann N.V. ............................................       45,085        678,841
  Hollandsche Beton.........................................       37,826        361,917
  Hunter Douglas N.V. ......................................       26,319        715,694
  ING Groep N.V. ...........................................       17,087      1,031,519
  KPN ADS...................................................        5,383        517,441
  Stork N.V. ...............................................       37,053        541,110
  Vedior N.V. ..............................................       42,400        435,573
                                                                             -----------
                                                                               6,142,732
                                                                             -----------
New Zealand -- 0.9%
  Fletcher Challenge Paper..................................      427,822        299,540
  Telecom Corporation of New Zealand Ltd....................      114,600        538,907
                                                                             -----------
                                                                                 838,447
                                                                             -----------
Norway -- 1.1%
  Norsk Hydro...............................................        9,700        406,612
  Orkla.....................................................       32,000        550,933
                                                                             -----------
                                                                                 957,545
                                                                             -----------
Peru -- 0.4%
  Telefonica del Peru S.A. ADR..............................       27,000        361,125
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Portugal -- 1.3%
  Electricidade de Portugal SA..............................       14,500    $   253,082
  Portugal Telecom SA.......................................       82,870        908,908
                                                                             -----------
                                                                               1,161,990
                                                                             -----------
Singapore -- 1.9%
  Creative Technology Ltd. ADR..............................       30,700        533,413
  Overseas Chinese Banking Corp.............................       44,000        404,203
  United Overseas Bank Ltd..................................       87,544        772,679
                                                                             -----------
                                                                               1,710,295
                                                                             -----------
Spain -- 4.1%
  Argentaria, Caja Postal y Banco Hipotecario de Espana
    SA......................................................       26,000        610,918
  Banco Popular Espanol SA..................................       12,500        815,163
  Endesa SA.................................................       57,086      1,133,211
  Repsol ADR................................................       45,200      1,050,900
                                                                             -----------
                                                                               3,610,192
                                                                             -----------
Sweden -- 0.8%
  Autoliv, Inc. SDR.........................................       25,500        746,298
                                                                             -----------
Switzerland -- 4.0%
  Barry Callebaut AG  - Registered Shares...................        4,018        584,166
  Forbo Holding AG - Registered Shares......................        1,330        626,452
  Sulzer AG - Registered Shares.............................          830        539,503
  Swisscom AG - Registered Shares...........................        1,750        707,781
  United Bank of Switzerland - Registered Shares............        4,170      1,126,107
                                                                             -----------
                                                                               3,584,009
                                                                             -----------
United Kingdom -- 14.7%
  Barclays Plc..............................................       24,442        703,554
  BOC Group Plc.............................................       31,060        667,277
  British Aerospace Plc.....................................      157,830      1,045,265
  British Airways Plc.......................................       64,680        422,090
  Bunzl Plc.................................................      213,599      1,176,540
  Laird Group Ordinary......................................      100,000        395,749
  Medeva Plc................................................        2,248          6,391
  Morgan Crucible Co. Plc...................................      202,215        948,883
  Powergen UK Plc...........................................       91,000        654,116
  Rexam Plc.................................................      193,300        780,594
  Rio Tinto Plc.............................................       46,845      1,131,247
  Royal & Sun Alliance Insurance Group......................      132,768      1,011,180
  Royal Bank of Scotland Group Plc..........................       47,487        842,229
  Safeway Plc...............................................      220,244        754,211
  Scottish and Southern Energy Plc..........................       65,500        522,927

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
United Kingdom (Continued)
  Tomkins Plc...............................................      181,728    $   587,090
  Unilever Plc..............................................       65,000        478,250
  Wolseley Plc..............................................      119,200        914,102
                                                                             -----------
                                                                              13,041,695
                                                                             -----------
    TOTAL COMMON AND PREFERRED STOCK (COST $71,298,159).....                  85,152,999
                                                                             -----------
SHORT TERM INVESTMENTS -- 1.6%
  Temporary Investment Fund, Inc. -- TempCash...............    1,409,425      1,409,425
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,409,425)..........                   1,409,425
                                                                             -----------
    TOTAL INVESTMENTS -- 97.5% (COST $72,707,584)...........                  86,562,424
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.5%...............                   2,233,140
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $16.68 per share based on 5,324,220 shares
    of capital stock outstanding)...........................                 $88,795,564
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($88,795,564/5,324,220 shares outstanding)................                 $     16.68
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

1999 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Sentinel Growth Portfolio earned a total return of 38.8% during the year ended December 31, 1999. Over the same period, the S&P 500 Index, the benchmark index with which we compare the Portfolio's performance, produced a 21.1% return and the S&P 400 Mid Cap Index produced a 14.7% return.

     The Portfolio outperformed the key indices during the first half of the year because of strong stock selection in technology and communications stocks. In the technology sector, the Portfolio benefited from significant gains in semiconductor equipment stocks, which recovered nicely in anticipation of improving orders. In the communications area, explosive growth in the demand for cellular phone handsets caused sharp gains in companies that provide key components to cell phone manufacturers. Strong consumer confidence and consumer spending led to significant gains for our holding in restaurant and retail stocks.

     During the second half of the year, investors' attention shifted toward companies offering rapid potential earnings growth. The standout performers during the second half of the year included technology, telecommunications, Internet stocks, and technology-related initial public offerings.

     The Portfolio benefited from significant overweighting in technology and communications stocks. During the year, new positions were started in a number of exciting new growth industries such as genomics (biotech), fixed wireless communications, and the Internet industry. Companies in the field of genomics are rapidly identifying and patenting applications based on the decoding of the estimated 100,000 genes in the genetic code. These companies expect to earn royalties from drugs that are later developed based on their discoveries. Fixed wireless companies are providing a "last mile solution" for mid and small-sized companies that cannot otherwise afford to connect to expensive optical fiber networks.

     As we enter the new millennium, our strategy for the Portfolio continues to emphasize market-dominant companies with defensible "franchises" in rapidly growing industries. These companies usually possess proprietary technology, dominant brands, and superior products, and outstanding management.

Robert L. Lee, CFA

[Market Street Fund Sentinel Growth Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
96                                                                        11140.00                           11760.00
97                                                                        14658.00                           15685.00
98                                                                        17000.00                           20190.00
99                                                                        23596.00                           24503.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
        38.80%                   n/a                     n/a                    25.41%

Past performance is not predictive of future performance.

+ The Index is the S&P 500, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.

* Inception date was March 18, 1996.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 94.6%
Aerospace & Defense -- 1.1%
  Goodrich (B.F.) Co........................................      8,400    $   231,000
                                                                           -----------
Building & Building Supplies -- 0.5%
  Sherwin Williams Co. .....................................      5,000        105,000
                                                                           -----------
Business & Consumer Services -- 1.8%
  America Online, Inc. .....................................      4,000        301,750
  Expedia, Inc. ............................................      2,500         87,500
                                                                           -----------
                                                                               389,250
                                                                           -----------
Chemicals & Allied Products -- 0.9%
  Cambrex Corp. ............................................      5,800        199,737
                                                                           -----------
Communications -- 15.4%
  Charter Communications, Inc. .............................      7,500        164,062
  General Instrument Corp. .................................      9,800        833,000
  *Global Crossing, Ltd. ...................................      1,500         75,000
  *NEXTLINK Communications, Inc. ...........................      6,300        523,294
  *Qualcomm, Inc. ..........................................        800        141,000
  Scientific Atlanta, Inc. .................................      9,400        522,875
  *Teligent, Inc. ..........................................      3,000        185,250
  True North Communications.................................     11,200        500,500
  *WinStar Communications, Inc. ............................      4,600        344,425
                                                                           -----------
                                                                             3,289,406
                                                                           -----------
Computers -- 2.0%
  *Cisco Systems, Inc. .....................................      2,500        267,812
  *Sun Microsystems, Inc. ..................................      2,000        154,875
                                                                           -----------
                                                                               422,687
                                                                           -----------
Consumer Products -- 0.5%
  Fortune Brands, Inc. .....................................      3,500        115,719
                                                                           -----------
Containers -- 1.2%
  Bemis Co., Inc. ..........................................      7,300        254,587
                                                                           -----------
Drugs & Health Care -- 9.1%
  *Biogen, Inc. ............................................      3,400        287,300
  *Chiron Corp. ............................................      4,000        169,500
  *Genzyme Corp. ...........................................      3,000        135,000
  *Human Genome Sciences, Inc. .............................      3,500        534,187
  Jones Pharma, Inc. .......................................      4,000        173,750
  *Millennium Pharmaceuticals, Inc. ........................      2,900        353,800
  *Watson Pharmaceuticals, Inc. ............................      8,000        286,500
                                                                           -----------
                                                                             1,940,037
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronic Instruments -- 2.0%
  *Analog Devices, Inc. ....................................      4,600    $   427,800
                                                                           -----------
Electronics -- 15.1%
  Applied Power, Inc. Class A...............................      6,000        220,500
  *Broadcom Corp., Class A..................................        300         81,713
  *C-Cube Microsystems, Inc. ...............................     11,100        690,975
  *Cable Design Technologies, Inc. .........................      5,700        131,100
  CTS Corp. ................................................      7,400        557,775
  *JDS Uniphase Corp. ......................................      4,000        645,250
  Photronics, Inc...........................................      3,200         91,600
  *Sawtek, Inc. ............................................     12,000        798,750
                                                                           -----------
                                                                             3,217,663
                                                                           -----------
Energy -- 1.2%
  MidAmerican Energy Holdings Co. ..........................      7,600        256,025
                                                                           -----------
Environmental Control -- 1.1%
  Donaldson Co., Inc. ......................................     10,000        240,625
                                                                           -----------
Food & Food Distributors -- 4.2%
  McCormick & Co., Inc. ....................................     12,600        374,850
  *Whole Foods Market, Inc. ................................     11,000        510,125
                                                                           -----------
                                                                               884,975
                                                                           -----------
Insurance -- 0.9%
  AFLAC, Inc. ..............................................      4,000        188,750
                                                                           -----------
Medical Instruments -- 2.0%
  Incyte Pharmaceuticals, Inc. .............................      7,000        420,000
                                                                           -----------
Oil & Gas -- 1.3%
  *Cal Dive International, Inc. ............................      8,500        281,563
                                                                           -----------
Restaurants -- 4.4%
  Applebee's International, Inc. ...........................     15,700        463,150
  Outback Steakhouse, Inc. .................................      6,700        173,781
  Ruby Tuesday, Inc. .......................................     16,800        305,550
                                                                           -----------
                                                                               942,481
                                                                           -----------
Retail - Clothing and Apparel -- 2.1%
  Lands' End, Inc. .........................................     12,800        444,800
                                                                           -----------
Retail Merchandising -- 2.2%
  Ethan Allen Interiors, Inc. ..............................     14,250        456,891
                                                                           -----------
Semiconductors -- 8.3%
  *Applied Materials, Inc. .................................      3,300        418,069
  Dallas Semiconductor Corp. ...............................      9,300        599,269

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
  *KLA-Tencor Corp. ........................................      2,000    $   222,750
  *Novellus Systems, Inc. ..................................      4,300        526,884
                                                                           -----------
                                                                             1,766,972
                                                                           -----------
Software -- 9.9%
  *Ariba, Inc. .............................................        800        141,900
  Computer Associates International, Inc. ..................      5,000        349,688
  *DoubleClick, Inc. .......................................      1,000        253,062
  *Inktomi Corp. ...........................................      1,200        106,500
  *Lycos, Inc. .............................................      2,000        159,125
  Newbridge Networks Corp. .................................      3,000         67,688
  *Novell, Inc. ............................................     15,500        617,094
  *Oracle Corp. ............................................        900        100,856
  *Red Hat, Inc. ...........................................      1,500        316,875
                                                                           -----------
                                                                             2,112,788
                                                                           -----------
Tobacco -- 0.5%
  UST, Inc..................................................      4,100        103,269
                                                                           -----------
Transportation -- 6.8%
  Air Express International Corp. ..........................     11,000        355,438
  *Eagle USA Airfreight, Inc. ..............................     15,000        646,875
  Robinson (C.H.) Worldwide, Inc. ..........................     11,400        453,150
                                                                           -----------
                                                                             1,455,463
                                                                           -----------
    TOTAL COMMON STOCK (COST $14,598,091)...................                20,147,488
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

                                                                 MATURITY      SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE        OR PAR         VALUE
------------------------------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS -- 0.8%
  Federal Home Loan Mortgage Corp., 5.25%...................    01/20/2000    $ 180,000    $   179,501
                                                                                           -----------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $179,501)...........                                   179,501
                                                                                           -----------
SHORT TERM INVESTMENTS -- 4.5%
  Temporary Investment Fund.-- TempCash...................................      947,781        947,781
                                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $947,781)..........................                     947,781
                                                                                           -----------
    TOTAL INVESTMENTS -- 99.9% (COST $15,725,373).........................                  21,274,770
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%.............................                      22,607
                                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $17.79 per share based on 1,196,980 shares of capital
  stock outstanding)......................................................                 $21,297,377
                                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($21,297,377/1,196,980 shares outstanding)..............................                 $     17.79
                                                                                           ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

1999 Annual Review
Providentmutual Investment Management Company ("PIMC")

--------------------------------------------------------------------------------

     The total return for the All Pro Large Cap Growth Portfolio for the year ended December 31, 1999 was 25.52%. This performance compares to the Portfolio's large cap growth benchmark for the same period of 34.73%. The Wilshire Large Cap Growth index is the style benchmark with which we compare the Portfolio's performance.

     PIMC has selected the following two sub-advisers to perform the day-to-day management of the Portfolio, as well as the percentage of Portfolio assets to be allocated to each of the subadvisers, as indicated below. These two firms possess a large cap growth orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Geewax Terker & Co.                                                 50%
Cohen, Klingenstein & Marks                                         50%
                                                                   ---
Total Portfolio                                                    100%

     The U.S. stock market finished 1999 with a strong advance that began in the fourth quarter. The majority of the performance for the year came in the fourth quarter as investors' fears subsided approaching the year 2000. The Portfolio benefited and advanced almost 24% in the fourth quarter alone. The Portfolio easily beat the S&P 500 Index return of 21.1% for the year. This was the fifth consecutive year of annual returns in excess of 20% for the broad market average. As in 1998, the Portfolio's out-performance in 1999 was not broad-based and was dominated by the large cap growth names, particularly technology companies. The top 30 stocks in the S&P 500 Index accounted for 87% of the return for the year. Interestingly, excluding technology stocks, the average stock in the S&P 500 Index only rose 2.0% (on an equally weighted basis).

     1999 was the sixth straight year in which growth has out performed value strategies. Growth indices outperformed value indices by historically wide margins. Looking more closely at 1999, the portfolio under-performed the Wilshire Large Cap Growth index. A modest underweight in the technology sector and certain weakness in consumer non-durable stocks contributed to this. Importantly, the Portfolio was positioned more defensively in the second half of the year by paring back on some of the stocks that had appreciated the most. Certain of the highest price-earnings stocks and the highest market cap stocks appeared to have excessive valuation levels. By taking gains where appropriate and managing these risks, the Portfolio will be better positioned if a market revaluation of high price-earnings stocks occurs. It is this type of risk management that we believe will prevail over the long term.

     The largest sector holdings of the Portfolio include:

SECTOR                                                           %
------                                                          ----
Drugs and Health Care                                           14.3%
Software                                                        13.4%
Computer-Related                                                11.9%
Communications                                                   9.4%
Electronics                                                      6.3%

     Looking ahead to 2000, we believe that our positioning in high growth industries will serve the Portfolio well. We expect to continue to be the beneficiary of technology-related industries, given improving international economies and the Internet.

     We look forward to your support and our long-term goal of capital appreciation.

Sarah C. Lange, CFA

[Market Street Fund All Pro Large Cap Growth Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10194.00                           10000.00
89                                                                        10558.00                           10340.00
90                                                                        11695.00                            8324.00
91                                                                        18283.00                           12161.00
92                                                                        18755.00                           14399.00
93                                                                        19722.00                           17120.00
94                                                                        19730.00                           16808.00
95                                                                        22389.00                           21599.00
96                                                                        27091.00                           25171.00
97                                                                        32837.00                           30767.00
98                                                                        35461.00                           30078.00
99                                                                        41121.00                           36503.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
        25.52%                   n/a                     n/a                    26.45%

Past performance is not predictive of future performance.

+ The Index is the Wilshire Large Cap Growth Index, an unmanaged index of common stocks that includes reinvestment of dividends.

* Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 96.1%
Aerospace & Defense -- 0.2%
  Honeywell International, Inc. ............................          500    $    28,844
  *Howmet International, Inc. ..............................          220          3,974
  United Technologies Corp. ................................          800         52,000
                                                                             -----------
                                                                                  84,818
                                                                             -----------
Airlines -- 0.1%
  *Midwest Express Holdings, Inc. ..........................          200          6,375
  Southwest Airlines Co.....................................        2,675         43,302
                                                                             -----------
                                                                                  49,677
                                                                             -----------
Appliances -- 0.0%
  Black & Decker Corp.......................................          200         10,450
                                                                             -----------
Art Dealer & Auction House -- 0.0%
  Sotheby's Holdings, Inc. Class A..........................          300          9,000
                                                                             -----------
Banks -- 1.5%
  Fifth Third Bancorp.......................................          100          7,337
  U.S. Bancorp..............................................       22,900        545,306
  Zions Bancorp.............................................          100          5,919
                                                                             -----------
                                                                                 558,562
                                                                             -----------
Beverages -- 1.7%
  Coca Cola Co..............................................        9,800        570,850
  Pepsico, Inc..............................................        2,500         88,125
                                                                             -----------
                                                                                 658,975
                                                                             -----------
Broadcasting & Publishing -- 0.2%
  Central Newspapers, Inc. Class A..........................          200          7,875
  Dow Jones & Co., Inc. ....................................          300         20,400
  *Infinity Broadcasting, Inc...............................          875         31,664
  McGraw-Hill, Inc. ........................................          200         12,325
  Meredith Corp.............................................          150          6,253
                                                                             -----------
                                                                                  78,517
                                                                             -----------
Building & Building Supplies -- 0.2%
  Centex Corp. .............................................          200          4,937
  Ecolab, Inc. .............................................          700         27,387
  Lowe's Cos., Inc..........................................          500         29,875
                                                                             -----------
                                                                                  62,199
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services -- 2.4%
  *ACNielsen Corp. .........................................          200    $     4,925
  *Affiliated Computer Services, Inc. ......................          200          9,200
  *America Online, Inc. ....................................        7,080        534,097
  *BISYS Group, Inc. .......................................          100          6,525
  *Convergys Corp. .........................................          300          9,225
  *DST Systems..............................................          100          7,631
  Interpublic Group of Cos., Inc. ..........................        1,100         63,456
  *Network Appliance, Inc. .................................          800         66,450
  Omnicom Group, Inc. ......................................          850         85,000
  *Safeguard Scientific, Inc. ..............................          125         20,258
  *SEI Investments Co. .....................................          100         11,902
  *TMP Worldwide, Inc. .....................................          100         14,200
  *USWeb Corp. .............................................          200          8,887
  *VeriSign, Inc. ..........................................          325         61,994
  *Whittman-Hart, Inc. .....................................          100          5,362
                                                                             -----------
                                                                                 909,112
                                                                             -----------
Business Equipment -- 0.1%
  *Lexmark International Group, Inc. Class A................          300         27,150
                                                                             -----------
Chemicals & Allied Products -- 0.0%
  Valspar Corp..............................................          100          4,187
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 9.4%
  *ADC Telecommunications, Inc..............................          700    $    50,794
  *Adelphia Communications Corp. Class A....................          300         19,688
  *Allegiance Telecom, Inc. ................................          330         30,442
  ALLTEL Corp...............................................          600         49,612
  Comcast Corp. Special Class A Non-Voting..................          700         35,175
  Corning Glass, Inc. ......................................        1,100        141,831
  General Instrument Corp. .................................          200         17,000
  *L-3 Communications Corp. ................................          250         10,406
  Lucent Technologies, Inc. ................................        3,819        285,709
  *MCI WorldCom, Inc. ......................................       17,828        945,972
  *McLeodUSA, Inc. .........................................          600         35,325
  Motorola, Inc. ...........................................          600         88,350
  *Nextel Communications, Inc. Class A......................        1,200        123,750
  *Qualcomm, Inc. ..........................................        1,600        282,000
  SBC Communications, Inc. .................................        7,979        388,976
  Scientific Atlanta, Inc. .................................          100          5,562
  *Sprint Corp. (PCS Group).................................        8,775        899,437
  *Tellabs, Inc. ...........................................        2,000        128,375
  *Valassis Communications, Inc. ...........................          300         12,675
  *Western Wireless Corp. Class A...........................          100          6,675
  *WinStar Communications, Inc. ............................          300         22,462
                                                                             -----------
                                                                               3,580,216
                                                                             -----------
Computer Peripherals -- 0.8%
  *Adaptec, Inc. ...........................................          400         19,950
  *Comverse Technology, Inc. ...............................          600         86,850
  *Veritas Software Corp. ..................................        1,270        181,769
                                                                             -----------
                                                                                 288,569
                                                                             -----------
Computers -- 11.1%
  *CDW Computer Centers, Inc. ..............................          100          7,862
  *Cisco Systems, Inc. .....................................       17,080      1,829,694
  *Dell Computer Corp. .....................................        7,350        374,850
  *EMC Corp. ...............................................        8,650        945,012
  *Gateway, Inc. ...........................................          400         28,825
  *Intuit, Inc. ............................................          300         17,981
  *Seagate Technology, Inc. ................................       15,900        740,344
  *Sun Microsystems, Inc. ..................................        3,600        278,775
                                                                             -----------
                                                                               4,223,343
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products -- 1.2%
  Estee Lauder Co. Class A..................................          400    $    20,175
  Procter & Gamble Co. .....................................        4,000        438,250
                                                                             -----------
                                                                                 458,425
                                                                             -----------
Cosmetics and Toiletries -- 1.3%
  Avon Products, Inc. ......................................       14,300        471,900
                                                                             -----------
Diversified -- 0.1%
  *Berkshire Hathaway, Inc. Class B.........................           20         36,600
                                                                             -----------
Drugs & Health Care -- 14.3%
  Abbott Laboratories.......................................       17,835        647,633
  American Home Products Corp. .............................       10,900        429,869
  *Andrx Corp. .............................................          300         12,694
  Allergan, Inc. ...........................................          700         34,825
  Bausch & Lomb, Inc. ......................................          100          6,844
  Becton, Dickinson & Co. ..................................       22,300        596,525
  *Biogen, Inc. ............................................          600         50,700
  Bristol-Myers Squibb Co. .................................       15,710      1,008,385
  Colgate-Palmolive Co. ....................................        1,300         84,500
  CVS Corp. ................................................          900         35,944
  *Express Scripts, Inc., Class A...........................          300         19,200
  *IVAX Corp. ..............................................          300          7,725
  Johnson & Johnson.........................................        4,650        433,031
  Lilly (Eli) & Co. ........................................          900         59,850
  McKesson HBOC, Inc. ......................................       25,675        579,292
  *Medimmune, Inc. .........................................          350         58,056
  Merck & Co., Inc. ........................................       16,310      1,093,789
  Schering Plough Corp. ....................................        6,400        270,000
                                                                             -----------
                                                                               5,428,862
                                                                             -----------
Electronic Instruments -- 0.3%
  *Analog Devices, Inc. ....................................          900         83,700
  *Conexant Systems, Inc. ..................................          400         26,550
                                                                             -----------
                                                                                 110,250
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 6.3%
  *American Power Conversion Corp. .........................          350    $     9,231
  *Electronics For Imaging, Inc. ...........................          540         31,387
  General Electric Co. .....................................        9,810      1,518,097
  *Gentex Corp. ............................................          400         11,100
  *JDS Uniphase Corp. ......................................          600         96,787
  Linear Technology Corp. ..................................          600         42,937
  *Solectron Corp. .........................................          200         19,025
  Tandy Corp................................................       10,700        526,306
  Texas Instruments, Inc. ..................................          400         38,750
  *Xilinx, Inc. ............................................        2,400        109,125
                                                                             -----------
                                                                               2,402,745
                                                                             -----------
Energy -- 0.1%
  *AES Corp. ...............................................          100          7,475
  *Calpine Corp. ...........................................          200         12,800
                                                                             -----------
                                                                                  20,275
                                                                             -----------
Environmental Services -- 0.1%
  *Forest Laboratories, Inc. ...............................          400         24,575
                                                                             -----------
Finance -- 5.5%
  American Express Co. .....................................          250         41,563
  Charles Schwab Corp. .....................................        2,000         76,750
  Citigroup, Inc. ..........................................        8,775        487,561
  *Concord EFS, Inc. .......................................        1,200         30,900
  Franklin Resources, Inc. .................................       13,350        428,034
  H & R Block, Inc. ........................................          100          4,375
  MBNA Corp. ...............................................       19,900        542,275
  Paychex, Inc. ............................................          725         29,000
  Providian Financial Corp. ................................        5,025        457,589
  *Sabre Group Holdings, Inc. ..............................          100          5,125
                                                                             -----------
                                                                               2,103,172
                                                                             -----------
Finance - Investment & Other -- 2.5%
  Federated Investors, Inc., Class B........................          250          5,016
  Freddie Mac...............................................          350         16,472
  S & P 400 Mid-Cap Depositary Receipts.....................        1,000         81,125
  Standard & Poor's Depositary Receipts.....................        5,650        829,844
                                                                             -----------
                                                                                 932,457
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 0.4%
  General Mills, Inc. ......................................        1,200    $    42,900
  *Keebler Foods Co. .......................................          500         14,063
  Quaker Oats Co. ..........................................          400         26,250
  Sysco Corp. ..............................................        1,300         51,431
                                                                             -----------
                                                                                 134,644
                                                                             -----------
Home Furnishings/Housewares -- 0.0%
  *Mohawk Industries, Inc. .................................          200          5,275
                                                                             -----------
Hotel/Restaurants -- 0.0%
  *MGM Grand, Inc. .........................................          100          5,031
                                                                             -----------
Industrial -- 0.1%
  Danaher Corp. ............................................          500         24,125
                                                                             -----------
Insurance -- 1.5%
  Conseco, Inc. ............................................       32,000        572,000
                                                                             -----------
Leasing -- 0.0%
  Hertz Corp. (The), Class A................................          100          5,013
                                                                             -----------
Leisure & Amusements -- 0.1%
  Harley-Davidson, Inc. ....................................          600         38,438
  Mattel, Inc. .............................................          200          2,625
  *Pixar, Inc. .............................................          200          7,075
                                                                             -----------
                                                                                  48,138
                                                                             -----------
Machinery & Heavy Equipment -- 0.0%
  *SPX Corp. ...............................................          100          8,081
                                                                             -----------
Manufacturing -- 0.1%
  Millipore Corp. ..........................................          550         21,244
  Symbol Technologies, Inc. ................................          200         12,713
  Textron, Inc. ............................................          100          7,669
  *Waters Corp. ............................................          200         10,600
                                                                             -----------
                                                                                  52,226
                                                                             -----------
Medical & Medical Services -- 2.6%
  *Amgen Corp. .............................................       16,700      1,003,043
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Instruments -- 1.9%
  Beckman Coulter, Inc .....................................          200    $    10,175
  Biomet, Inc. .............................................          200          8,000
  *Boston Scientific Corp. .................................       27,300        597,187
  *Guidant Corp. ...........................................          900         42,300
  Stryker Corp. ............................................          550         38,294
  *Sybron International Corp. ..............................          300          7,406
                                                                             -----------
                                                                                 703,362
                                                                             -----------
Office Equipment & Supplies -- 1.7%
  Avery-Dennison Corp. .....................................          100          7,288
  Pitney Bowes, Inc. .......................................          600         28,988
  *Staples, Inc. ...........................................        3,800         78,850
  Xerox Corp. ..............................................       23,100        524,081
                                                                             -----------
                                                                                 639,207
                                                                             -----------
Oil Equipment & Services -- 0.0%
  *BJ Services Co. .........................................          100          4,181
                                                                             -----------
Oil & Gas -- 0.1%
  Apache Corp. .............................................          100          3,694
  Devon Energy Corp. .......................................          100          3,288
  Dynegy, Inc. .............................................          200          4,863
  *Noble Drilling Corp. ....................................          300          9,825
  USX-Marathon Group, Inc. .................................          200          4,938
                                                                             -----------
                                                                                  26,608
                                                                             -----------
Real Estate -- 0.0%
  *Catellus Development Corp. ..............................          400          5,125
  St. Joe (The) Co. ........................................          200          4,863
                                                                             -----------
                                                                                   9,988
                                                                             -----------
Restaurants -- 1.1%
  McDonald's Corp. .........................................       10,000        403,125
                                                                             -----------
Retail - Clothing and Apparel -- 1.5%
  *American Eagle Outfitters, Inc. .........................          500         22,500
  Gap, Inc. ................................................       10,950        503,700
  *Jones Apparel Group, Inc. ...............................          200          5,425
  Limited, Inc. ............................................          200          8,663
  *Linens 'N Things, Inc. ..................................          200          5,925
  Ross Stores, Inc..........................................          400          7,175
  *Too, Inc. ...............................................           28            483
                                                                             -----------
                                                                                 553,871
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising -- 7.5%
  *Barnes & Noble, Inc. ....................................          200    $     4,125
  *Bed, Bath & Beyond, Inc. ................................       18,200        632,450
  *BJ's Wholesale Club, Inc. ...............................          200          7,300
  Circuit City Stores, Inc. ................................          200          9,013
  *Costco Wholesale Corp. ..................................          375         34,219
  Dollar General Corp. .....................................       20,750        472,063
  *Dollar Tree Stores, Inc. ................................          500         24,219
  Home Depot, Inc. .........................................        9,450        647,916
  *Kohls Corp. .............................................          600         43,313
  *Ticketmaster Online-CitySearch, Inc. ....................          400         15,375
  Wal-Mart Stores, Inc. ....................................       13,600        940,100
  *Williams-Sonoma, Inc. ...................................          200          9,200
                                                                             -----------
                                                                               2,839,293
                                                                             -----------
Semiconductors -- 4.7%
  *Altera Corp. ............................................          500         24,781
  *Applied Materials, Inc. .................................        2,060        260,976
  *Applied Micro Circuits Corp. ............................          200         25,450
  *Atmel Corp. .............................................          200          5,913
  Intel Corp. ..............................................       16,150      1,329,347
  *KLA-Tencor Corp. ........................................          100         11,138
  *LSI Logic Corp. .........................................          150         10,125
  *Microchip Technology, Inc. ..............................          100          6,844
  *Novellus Systems, Inc. ..................................          100         12,253
  *PMC-Sierra, Inc. ........................................          100         16,031
  *QLogic Corp. ............................................          250         39,969
  *Sanmina Corp. ...........................................          200         19,975
  *SDL, Inc. ...............................................          100         21,800
  *Vitesse Semiconductors Corp. ............................          100          5,244
                                                                             -----------
                                                                               1,789,846
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software -- 13.4%
  Adobe Systems, Inc. ......................................          400    $    26,900
  *BEA Systems, Inc. .......................................          400         27,975
  *BMC Software, Inc. ......................................          600         47,963
  *Citrix Systems, Inc. ....................................          300         36,900
  Computer Associates International, Inc. ..................        7,700        538,519
  *Compuware Corp. .........................................       16,500        614,625
  *Electronic Arts..........................................          100          8,400
  *Inktomi Corp. ...........................................          600         53,250
  *Legato Systems, Inc. ....................................          600         41,287
  *Lycos, Inc. .............................................          500         39,781
  *Macromedia, Inc. ........................................          100          7,312
  *Microsoft Corp. .........................................       11,600      1,354,300
  *Oracle Corp. ............................................        9,600      1,075,801
  *Parametric Technology Corp. .............................       28,600        773,988
  PE Corp. .................................................          800         96,250
  *Rational Software Corp. .................................          700         34,388
  *Scient Corp. ............................................          100          8,644
  *Symantec Corp. ..........................................          150          8,794
  *Yahoo!, Inc. ............................................          700        302,881
                                                                             -----------
                                                                               5,097,958
                                                                             -----------
Transportation -- 0.0%
  Expeditors International of Washington, Inc. .............          100          4,381
                                                                             -----------
Utilities -- 0.0%
  Enron Corp. ..............................................          200          8,875
                                                                             -----------
    TOTAL COMMON STOCK (COST $29,221,996)...................                  36,472,307
                                                                             -----------
SHORT TERM INVESTMENTS -- 4.6%
  Temporary Investment Fund, Inc. -- TempCash...............    1,760,874      1,760,874
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,760,874)..........                   1,760,874
                                                                             -----------
    TOTAL INVESTMENTS -- 100.7% (COST $30,982,870)..........                  38,233,181
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7)%.............                    (272,162)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.77 per share based on 2,569,924 shares
    of capital stock outstanding)...........................                 $37,961,019
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($37,961,019/2,569,924 shares outstanding)................                 $     14.77
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

1999 Annual Review
Providentmutual Investment Management Company ("PIMC")

--------------------------------------------------------------------------------

     The total return for the All Pro Large Cap Value Portfolio for the year ended December 31, 1999 was 1.49%. This performance lagged the 8.27% return of the Portfolio's large cap growth benchmark for the same period. The Wilshire Large Cap Value index is the style benchmark with which we compare the Portfolio's performance.

     PIMC has selected the following sub-advisers to perform the day-to-day management of the Portfolio, as well as the percentage of Portfolio assets to be allocated to each of the subadvisers, as indicated below. These three firms possess a large cap value orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Mellon Equity Advisors                                              45%
Equinox Capital                                                     45%
Harris Associates                                                   10%
                                                                   ---
Total Portfolio                                                    100%

     The U.S. stock market finished 1999 with a strong advance that began in the fourth quarter. The majority of the performance for the year came in the fourth quarter as investors' fears subsided approaching the year 2000. This was the fifth consecutive year of annual returns in excess of 20% for the broad market average. As in 1998, the Portfolio's out-performance in 1999 was not broad-based and was dominated by the large cap growth names, particularly technology companies. The rally for the year was narrowly focused with over 60% of the stocks on the NYSE down during the year!

     In 1999, choosing between growth versus value stocks had a much greater impact on returns than choosing between large and small cap styles. Growth indices outperformed value indices by 25%-50%. This is the sixth straight year in which value has under-performed growth. We do not believe this is a trend that can persist for the long term. Many stocks now represent extremely attractive buys.

     The Portfolio posted positive returns in the fourth quarter after a difficult first nine months in 1999. Certain company-specific events hurt performance in 1999. Momentum stock investors can quickly sell stocks that fail to meet consensus earnings estimates. These stocks can be down significantly in one day. In this environment many value managers have abandoned their discipline and have shifted to a more growth-like style. Our managers have responded by improving their fundamental research efforts and enhancing their sell disciplines. The value style discipline of this Portfolio remains the same.

     The largest sector holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Finance                                                       12.7%
Communications                                                11.6%
Banks                                                          8.1%
Oil & Gas                                                      7.3%

     We will continue to focus on under-valued investments with sustainable earnings, and believe that our strategy of building a diversified portfolio through disciplined stock selection will be rewarded over the long term. At some point, the valuation discrepancy between value and growth styles is likely to converge. Many value stocks should benefit from accelerating global growth. We will not lose sight of our long-term investment horizon.

     We look forward to your support and our long-term goal of capital appreciation.

Sarah C. Lange, CFA

                               Market Street Fund
[All Pro Large Cap Value Portfolio Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                      10000                              10000
98                                                                          9900                              10065
99                                                                         10048                              10897

                                                   AVERAGE ANNUAL TOTAL RETURN
                                              --------------------------------------
                                                                            SINCE
                                              1 YEAR   5 YEAR   10 YEAR   INCEPTION*
                                              ------   ------   -------   ----------
                                               1.49%    n/a       n/a        0.29%

Past performance is not predictive of future performance.

+ The Index is the Wilshire Large Cap Value Index, an unmanaged index of common stocks that includes reinvestment of dividends.

* Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 92.8%
Aerospace & Defense -- 2.5%
  Boeing Co. ...............................................      2,400    $    99,750
  Honeywell International, Inc. ............................      2,900        167,294
  Lockheed Martin Corp. ....................................      2,900         63,437
  Raytheon Co., Class B.....................................      5,500        146,094
  United Technologies Corp. ................................      2,023        131,495
                                                                           -----------
                                                                               608,070
                                                                           -----------
Airlines -- 0.5%
  *Alaska Air Group, Inc. ..................................        900         31,612
  Delta Air Lines, Inc. ....................................      3,800        189,287
                                                                           -----------
                                                                               220,899
                                                                           -----------
Apparel -- 0.3%
  Nike, Inc. Class B........................................      1,600         79,300
                                                                           -----------
Appliances -- 0.4%
  Black & Decker Corp. .....................................      1,700         88,825
                                                                           -----------
Automobiles -- 2.5%
  Ford Motor Co. ...........................................      8,200        438,187
  General Motors Corp. .....................................      2,300        167,181
                                                                           -----------
                                                                               605,368
                                                                           -----------
Banks -- 8.1%
  Banc One Corp. ...........................................      8,230        263,875
  Bank of America Corp. ....................................      9,723        487,973
  Chase Manhattan Corp. ....................................      6,900        536,044
  Firstar Corp. ............................................      2,700         57,037
  Morgan (J.P.) & Co., Inc. ................................      2,000        253,250
  PNC Bank Corp. ...........................................      5,700        253,650
  Southtrust Corp. .........................................      2,800        105,875
                                                                           -----------
                                                                             1,957,704
                                                                           -----------
Beverages -- 0.5%
  Pepsico, Inc. ............................................      2,900        102,225
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Broadcasting & Publishing -- 4.2%
  *Fox Entertainment Group, Inc. ...........................      4,800    $   119,700
  Gannett, Inc. ............................................      1,400        114,187
  *Infinity Broadcasting, Inc. .............................      1,300         47,044
  Knight-Ridder, Inc. ......................................      1,400         83,300
  McGraw-Hill, Inc. ........................................      2,300        141,737
  *MediaOne Group, Inc. ....................................      2,600        199,712
  Tribune Co. ..............................................      5,200        286,324
                                                                           -----------
                                                                               992,004
                                                                           -----------
Building & Building Supplies -- 0.7%
  Lafarge Corp. ............................................      1,400         38,675
  Lowe's Cos., Inc. ........................................        800         47,800
  Masco Corp. ..............................................      3,200         81,200
                                                                           -----------
                                                                               167,675
                                                                           -----------
Business & Consumer Services -- 2.1%
  Dun & Bradstreet Corp. ...................................      3,300         97,350
  Electronic Data Systems...................................      4,700        314,606
  XL Capital Ltd. ..........................................      1,900         98,562
                                                                           -----------
                                                                               510,518
                                                                           -----------
Business Data Processing -- 0.2%
  Reynolds & Reynolds Co. Class A...........................      2,100         47,250
                                                                           -----------
Business Equipment -- 0.4%
  *Lexmark International Group, Inc. Class A................      1,000         90,500
                                                                           -----------
Chemicals & Allied Products -- 2.8%
  Dow Chemical Co. .........................................      3,000        400,875
  Du Pont (E.I.) de Nemours & Co. ..........................      3,751        247,097
  Union Carbide Corp. ......................................        500         33,375
                                                                           -----------
                                                                               681,347
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 11.6%
  ALLTEL Corp. .............................................      2,500    $   206,719
  AT&T Corp. ...............................................     13,650        692,737
  Bell Atlantic Corp. ......................................      6,200        381,688
  BellSouth Corp. ..........................................      4,700        220,019
  GTE Corp. ................................................      2,300        162,294
  Lucent Technologies, Inc. ................................      1,100         82,294
  *MCI WorldCom, Inc. ......................................     11,250        596,953
  Motorola, Inc. ...........................................      1,000        147,250
  SBC Communications, Inc. .................................      5,566        271,343
  Telephone and Data Systems, Inc. .........................        500         63,000
                                                                           -----------
                                                                             2,824,297
                                                                           -----------
Computers -- 2.3%
  International Business Machines Corp. ....................      2,800        302,400
  *Unisys Corp. ............................................      8,000        255,500
                                                                           -----------
                                                                               557,900
                                                                           -----------
Consumer Products -- 0.5%
  Fortune Brands, Inc. .....................................      3,400        112,412
                                                                           -----------
Drugs & Health Care -- 3.1%
  Abbott Laboratories.......................................      1,200         43,575
  Allergan, Inc. ...........................................        600         29,850
  Bausch & Lomb, Inc. ......................................      1,800        123,187
  Baxter International, Inc. ...............................      3,100        194,719
  Bristol-Myers Squibb Co. .................................      2,800        179,725
  Schering Plough Corp. ....................................      2,500        105,469
  United Healthcare Corp. ..................................      1,300         69,063
                                                                           -----------
                                                                               745,588
                                                                           -----------
Energy -- 2.3%
  Chevron Corp. ............................................      1,900        164,587
  Consolidated Edison, Inc. ................................      1,500         51,750
  FPL Group, Inc. ..........................................      1,600         68,500
  Royal Dutch Petroleum Co. ................................      3,000        181,313
  Southern Co. .............................................      4,400        103,400
                                                                           -----------
                                                                               569,550
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance -- 8.5%
  Citigroup, Inc. ..........................................     12,800    $   711,200
  Comerica, Inc. ...........................................      2,800        130,725
  Financial Security Assurance Holdings Ltd. ...............        900         46,912
  First Data Corp. .........................................      1,800         88,762
  Fleet Boston Financial Corp. .............................      9,300        323,756
  GreenPoint Financial Corp. ...............................      2,000         47,625
  Hartford Financial Services, Inc. ........................      5,000        236,875
  Household International, Inc. ............................      1,500         55,875
  H & R Block, Inc. ........................................      1,900         83,125
  MBNA Corp. ...............................................      3,900        106,275
  Providian Financial Corp. ................................        800         72,850
  SLM Holding Corp. ........................................      1,700         71,825
  Washington Mutual, Inc. ..................................      3,850        100,100
                                                                           -----------
                                                                             2,075,905
                                                                           -----------
Finance - Investment & Other -- 4.2%
  Edwards (A.G.), Inc. .....................................      2,900         92,981
  Fannie Mae................................................      5,600        349,650
  Morgan Stanley Dean Witter & Co. .........................      4,100        585,275
                                                                           -----------
                                                                             1,027,906
                                                                           -----------
Food & Food Distributors -- 2.4%
  General Mills, Inc. ......................................      1,500         53,625
  Heinz (H.J.) Co. .........................................      1,800         71,663
  IBP, Inc. ................................................        900         16,200
  Nabisco Holdings Corp., Class A...........................      2,300         72,738
  Quaker Oats Co. ..........................................        800         52,500
  Ralston Purina Group......................................      4,300        119,863
  *Safeway, Inc. ...........................................      4,400        156,475
  Sara Lee Corp. ...........................................      1,800         39,712
                                                                           -----------
                                                                               582,776
                                                                           -----------
Healthcare Services -- 1.5%
  Columbia/HCA Healthcare Corp. ............................     12,800        375,200
                                                                           -----------
Hotel/Restaurants -- 0.3%
  Host Marriott Corp. ......................................      8,187         67,543
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 5.5%
  Allstate Corp. ...........................................      7,700    $   184,800
  Ambac Financial Group, Inc. ..............................      1,400         73,062
  American General Corp. ...................................      2,900        220,038
  American International Group, Inc. .......................      2,400        259,500
  Cigna Corp. ..............................................      1,400        112,787
  ConAgra, Inc. ............................................      2,000         45,125
  Conseco, Inc. ............................................     12,400        221,650
  Marsh & McLennan Cos., Inc. ..............................        600         57,412
  Old Republic International Corp. .........................      2,300         31,337
  Partner Re Ltd. ..........................................      2,400         77,850
  St. Paul Companies, Inc. .................................      1,500         50,531
                                                                           -----------
                                                                             1,334,092
                                                                           -----------
Leisure & Amusements -- 0.4%
  Mattel, Inc. .............................................      7,400         97,125
                                                                           -----------
Machinery & Heavy Equipment -- 1.7%
  Caterpillar, Inc. ........................................      2,200        103,538
  Deere & Co. ..............................................      5,800        251,575
  Dover Corp. ..............................................      1,500         68,062
                                                                           -----------
                                                                               423,175
                                                                           -----------
Manufacturing -- 2.9%
  Alcoa, Inc. ..............................................      2,400        199,200
  Cummins Engine Co., Inc. .................................      1,100         53,144
  Eaton Corp. ..............................................        700         50,838
  PPG Industries, Inc. .....................................      2,400        150,150
  Textron, Inc. ............................................      2,300        176,381
  Tyco International Ltd. ..................................      1,100         42,762
  U.S. Industries, Inc. ....................................      2,100         29,400
                                                                           -----------
                                                                               701,875
                                                                           -----------
Manufacturing Equipment -- 1.0%
  Illinois Tool Works, Inc. ................................      1,188         80,264
  Ingersoll Rand Co. .......................................      2,900        159,681
                                                                           -----------
                                                                               239,945
                                                                           -----------
Medical Equipment & Supplies -- 0.2%
  Cooper Industries, Inc. ..................................      1,200         48,525
                                                                           -----------
Metals - Iron & Steel -- 0.2%
  AK Steel Holding Corp. ...................................      2,100         39,638
                                                                           -----------
Natural Gas -- 0.3%
  Phillips Petroleum Co. ...................................      1,600         75,200
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas -- 7.3%
  Amerada Hess Corp. .......................................      3,400    $   192,950
  BP Amoco Plc ADR..........................................      1,600         94,900
  Coastal Corp. ............................................      5,400        191,362
  Ensco International, Inc. ................................      1,300         29,738
  Exxon Mobil Corp. ........................................     10,828        872,331
  Texaco, Inc. .............................................      2,000        108,625
  Unocal Corp. .............................................      5,700        191,306
  USX-Marathon Group, Inc. .................................      3,700         91,344
                                                                           -----------
                                                                             1,772,556
                                                                           -----------
Oil Equipment & Services -- 0.7%
  Diamond Offshore Drilling, Inc. ..........................      1,500         45,844
  Kerr-McGee Corp. .........................................        600         37,200
  National Fuel Gas Co. ....................................        900         41,850
  Tidewater, Inc. ..........................................      1,000         36,000
                                                                           -----------
                                                                               160,894
                                                                           -----------
Paper & Forest Products -- 2.5%
  Champion International Corp. .............................      1,300         80,519
  Fort James Corp. .........................................      3,000         82,125
  International Paper Co. ..................................      6,400        361,201
  Temple Inland, Inc. ......................................      1,200         79,125
                                                                           -----------
                                                                               602,970
                                                                           -----------
Photography Equipment & Supplies -- 0.7%
  Eastman Kodak Co. ........................................      2,600        172,250
                                                                           -----------
Railroads -- 0.9%
  Union Pacific Corp., Series A.............................      5,200        226,850
                                                                           -----------
Real Estate -- 0.3%
  *Catellus Development Corp. ..............................      5,700         73,031
                                                                           -----------
Restaurants -- 0.1%
  Darden Restaurants, Inc. .................................      1,200         21,750
                                                                           -----------
Retail - Clothing and Apparel -- 0.4%
  Limited, Inc. ............................................      2,300         99,619
                                                                           -----------
Retail Merchandising -- 0.8%
  May Department Stores Co. ................................      1,300         41,925
  Sears, Roebuck & Co. .....................................      2,900         88,269
  TJX Companies, Inc. ......................................      3,000         61,313
                                                                           -----------
                                                                               191,507
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors -- 1.8%
  Cypress Semiconductor Corp. ..............................      1,300    $    42,088
  Intel Corp. ..............................................      3,164        260,437
  *KLA-Tencor Corp. ........................................        600         66,825
  *Micron Technology, Inc. .................................        800         62,200
                                                                           -----------
                                                                               431,550
                                                                           -----------
Software -- 1.2%
  *BMC Software, Inc. ......................................      2,900        231,819
  *Compuware Corp. .........................................      1,400         52,150
                                                                           -----------
                                                                               283,969
                                                                           -----------
Tobacco -- 0.3%
  Philip Morris Cos., Inc. .................................      3,000         69,563
                                                                           -----------
Utilities -- 1.7%
  Baltimore Gas & Electric Co. .............................      2,900         84,100
  DTE Energy Co. ...........................................      2,400         75,300
  El Paso Energy Corp. .....................................      1,000         38,813
  Pinnacle West Capital Corp. ..............................      1,400         42,788
  Public Service Enterprise Group, Inc. ....................      2,200         76,588
  Texas Utilities Co. ......................................      2,900        103,131
                                                                           -----------
                                                                               420,720
                                                                           -----------
    TOTAL COMMON STOCK (COST $22,482,529)...................                22,577,566
                                                                           -----------
SHORT TERM INVESTMENTS -- 3.8%
  Temporary Investment Fund, Inc. -- TempCash...............    916,007        916,007
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $916,007)............                   916,007
                                                                           -----------
    TOTAL INVESTMENTS -- 96.6% (COST $23,398,536)...........                23,493,573
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.4%...............                   825,038
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.98 per share based on 2,435,689 shares
    of capital stock outstanding)...........................               $24,318,611
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($24,318,611/2,435,689 shares outstanding)................               $      9.98
                                                                           ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

1999 Annual Review
Providentmutual Investment Management Company ("PIMC")

--------------------------------------------------------------------------------

     The total return for the All Pro Small Cap Growth Portfolio for the year ended December 31, 1999 was 92.14%. This performance significantly surpassed the Portfolio's small cap growth benchmark for the year of 52.56%. The Wilshire Small Cap Growth Index is the style benchmark with which we compare the Portfolio's performance.

     PIMC has selected the following two sub-advisers to perform the day-to-day management of the Portfolio, as well as the percentage of Portfolio assets to be allocated to each of the subadvisers, as indicated below. These two firms possess a small cap growth orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Husic Capital Management                                            60%
Standish, Ayer & Wood                                               40%
                                                                   ---
Total Portfolio                                                    100%

     In 1999 for the first time in several years small cap growth stocks significantly outperformed large cap growth stocks. Smaller cap stocks have experienced more rapidly accelerating earnings growth. The outstanding performance of the Portfolio in 1999 was driven by stock selection in the Internet business services and broad based software sectors. For the second year in a row, the overall market was led by the technology sector. The NASDAQ Index turned in a stunning 85.6% return.

     In the fourth quarter of 1999, the markets began to anticipate a smooth transition through the Y2K milestone, and investors plowed money back into technology stocks, triggering an explosive rise in growth stock prices. The Portfolio outperformed its benchmark by a huge margin during this period and was up over 55% for the quarter alone.

     The largest sector holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Electronics                                                   18.9%
Communications                                                15.9%
Software                                                      13.7%
Computers                                                     10.7%
Business & Consumer Services                                   7.7%

     The investment process used for the Portfolio is intended to position it in well-managed, emerging growth companies in high growth industries. We believe that technology stocks, though volatile, will continue to perform well over the long term. Electronic technology (the heaviest sector weighting in the portfolio) is the key to more productivity improvement across corporate America and there is broad-based spending in this area.

     We look forward to your support and to our long-term goal of capital appreciation.

Sarah C. Lange, CFA

                               Market Street Fund
[All Pro Small Cap Growth Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
98                                                                         9800.00                            9315.00
99                                                                        18830.00                           14211.00

                                                   AVERAGE ANNUAL TOTAL RETURN
                                              --------------------------------------
                                                                            SINCE
                                              1 YEAR   5 YEAR   10 YEAR   INCEPTION*
                                              ------   ------   -------   ----------
                                              92.14%    n/a       n/a       46.31%

Past performance is not predictive of future performance.

+ The Index is in the Wilshire Small Cap Growth Index, an unmanaged index of common stocks that includes reinvestment of dividends.

* Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 99.2%
Airlines -- 1.4%
  *Atlantic Coast Airlines, Inc.............................        7,700    $   182,875
  *Mesa Airlines, Inc.......................................        4,700         22,324
  *Ryanair Holdings Plc.....................................        6,400        352,800
  SkyWest, Inc..............................................        3,200         89,600
                                                                             -----------
                                                                                 647,599
                                                                             -----------
Automotive & Equipment -- 0.5%
  Exide Corp................................................       25,100        208,644
                                                                             -----------
Banks -- 0.8%
  *First Republic Bank, Inc.................................       10,600        249,100
  Westamerica Bancorporation................................        3,800        106,162
                                                                             -----------
                                                                                 355,262
                                                                             -----------
Broadcasting & Publishing -- 3.0%
  *Ascent Entertainment Group...............................       19,400        246,137
  *Citadel Communications Corp..............................        5,100        330,862
  *Emmis Broadcasting Corp. Class A.........................        3,300        411,314
  *Scandinavian Broadcasting S.A............................        7,800        379,762
                                                                             -----------
                                                                               1,368,075
                                                                             -----------
Building & Building Supplies -- 0.4%
  *Dycom Industries, Inc....................................        4,400        193,875
                                                                             -----------
Business & Consumer Services -- 7.7%
  *CBT Group Plc ADR........................................        7,900        264,650
  *Corporate Executive Board Co.............................        2,300        128,512
  *Ebenx, Inc...............................................       13,400        606,350
  *Getty Images, Inc........................................        4,000        195,500
  *IT Group, Inc............................................       34,500        316,969
  *Liberty Digital, Inc. Class A............................       15,200      1,128,600
  *Sportsline USA, Inc......................................        3,900        195,487
  *TMP Worldwide, Inc.......................................        4,600        653,200
                                                                             -----------
                                                                               3,489,268
                                                                             -----------
Chemicals & Allied Products -- 0.7%
  Geon Co...................................................       10,200        331,500
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 15.9%
  *Acme Communications, Inc.................................       13,800    $   458,850
  *Adaptive Broadband Corp..................................        5,400        398,587
  *Adelphia Communications Corp. Class A....................        8,600        564,375
  *Harmonic Lightwaves, Inc.................................        3,100        294,306
  *ICG Communications, Inc..................................       25,100        470,625
  *Insight Communications Co., Inc..........................        9,400        278,475
  *Leap Wireless International, Inc.........................        8,900        698,650
  *Netoptix Corp............................................        1,900        126,825
  *Ortel Corp...............................................        3,000        360,000
  *Osicom Technologies, Inc.................................       13,400        608,025
  *Pinnacle Holdings, Inc...................................        7,000        296,625
  *Voicestream Wireless Corp................................        8,000      1,138,500
  *Western Wireless Corp. Class A...........................        7,200        480,600
  *Westwood One, Inc........................................        3,300        250,800
  *Wink Communications, Inc.................................       12,700        762,794
                                                                             -----------
                                                                               7,188,037
                                                                             -----------
Computers -- 10.7%
  *Applied Micro Circuits Corp..............................        2,400        305,400
  *Bottomline Technologies, Inc.............................        3,800        136,800
  *Clarus Corp..............................................        3,500        231,000
  *Cybex Computer Products Corp.............................        4,300        174,150
  *Data Return Corp.........................................        6,300        337,050
  *Emulex Corp..............................................        2,800        315,000
  *Gadzoox Networks, Inc....................................        2,900        126,331
  *GetThere.Com, Inc........................................        4,500        181,125
  *Infospace.Com, Inc.......................................        1,000        214,000
  *Media Metrix, Inc........................................        7,100        253,825
  *NBC Internet, Inc........................................        8,300        641,175
  *NetScout Systems, Inc....................................        7,500        232,500
  *SciQuest.Com, Inc........................................        1,900        151,050
  *Siebel Systems, Inc......................................        5,400        453,600
  *SmartDisk Corp...........................................        5,300        173,575
  *VerticalNet, Inc.........................................        4,100        672,400
  *Visual Networks, Inc.....................................        3,000        237,750
                                                                             -----------
                                                                               4,836,731
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 5.6%
  *Alkermes, Inc............................................        3,700    $   181,763
  Bindley Western Industries, Inc...........................       13,200        198,825
  *Cephalon, Inc............................................        8,700        300,694
  *COR Therapeutics, Inc....................................        7,300        196,187
  *Inhale Therapeutic Systems...............................        4,600        195,788
  *Novoste Corp.............................................        6,000         99,000
  *Pharmacyclics, Inc.......................................        3,100        127,875
  *Priority Healthcare Corp. Class B........................       16,774        485,398
  *Progenics Pharmaceuticals, Inc...........................        3,500        171,062
  *Protein Design Labs, Inc.................................        4,700        329,000
  *Vical, Inc...............................................        8,800        263,450
                                                                             -----------
                                                                               2,549,042
                                                                             -----------
Electrical Equipment -- 1.0%
  *Micrel, Inc..............................................        6,700        381,481
  *Quanta Services, Inc.....................................        1,700         48,025
                                                                             -----------
                                                                                 429,506
                                                                             -----------
Electronic Instruments -- 1.1%
  *ATMI, Inc................................................        7,700        254,581
  *Veeco Instruments, Inc...................................        5,300        248,106
                                                                             -----------
                                                                                 502,687
                                                                             -----------
Electronics -- 18.9%
  *Burr-Brown Corp..........................................        9,300        335,963
  *Credence Systems Corp....................................        4,400        380,600
  *Cree Research, Inc.......................................       12,700      1,084,263
  *Intertan, Inc............................................       17,400        454,575
  *LAM Research Corp........................................        6,800        758,625
  *Netsilicon, Inc..........................................       31,000        621,937
  *PLX Technology, Inc......................................       15,300        289,744
  *Photronics, Inc..........................................        5,800        166,025
  *Quicklogic Corp..........................................        9,400        155,100
  *SDL, Inc.................................................        4,500        981,000
  *Semtech Corp.............................................        8,800        458,700
  *Triquint Semiconductor, Inc..............................        8,200        912,250
  *Varian Semiconductor Equipment Associates, Inc...........       36,600      1,244,400
  *Zoran Corp...............................................       12,200        680,150
                                                                             -----------
                                                                               8,523,332
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance -- 0.9%
  *Golden State Bancorp, Inc................................        7,600    $   131,100
  Jefferies Group, Inc......................................        3,400         74,800
  *Nextcard, Inc............................................        7,300        210,787
                                                                             -----------
                                                                                 416,687
                                                                             -----------
Finance - Investment & Other -- 0.2%
  *NCO Group, Inc...........................................        3,000         90,375
                                                                             -----------
Hotel/Restaurants -- 1.0%
  *Mandalay Resort Group....................................       21,500        432,688
                                                                             -----------
Leisure & Amusements -- 1.8%
  *Bally Total Fitness Holding Corp.........................       14,200        378,963
  *Cinar Films, Inc.........................................       12,500        306,250
  *Tweeter Home Entertainment Group, Inc....................        3,400        120,700
                                                                             -----------
                                                                                 805,913
                                                                             -----------
Manufacturing -- 1.1%
  Kennametal, Inc...........................................       15,200        511,100
                                                                             -----------
Metals - Iron & Steel -- 0.1%
  *Mueller Industries, Inc..................................        1,300         47,125
                                                                             -----------
Oil & Gas -- 0.6%
  *Cal Dive International, Inc..............................        2,300         76,188
  *Core Laboratories N.V....................................        8,700        174,544
                                                                             -----------
                                                                                 250,732
                                                                             -----------
Oil Equipment & Services -- 5.6%
  *BJ Services Co...........................................       14,100        589,556
  *Marine Drilling..........................................       30,800        691,075
  *Oceaneering International, Inc...........................        9,900        147,881
  *Rowan Cos., Inc..........................................       28,200        611,588
  *Smith International, Inc.................................        9,500        472,031
                                                                             -----------
                                                                               2,512,131
                                                                             -----------
Real Estate -- 1.0%
  *Costar Group.............................................       12,300        441,263
                                                                             -----------
Retail Merchandising -- 0.7%
  *1-800-Flowers.Com, Inc...................................       13,100        140,006
  *RoweCom, Inc.............................................        4,300        195,113
                                                                             -----------
                                                                                 335,119
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors -- 3.3%
  *Exar Corp................................................        3,000    $   176,625
  *Globespan, Inc...........................................        2,200        143,275
  *Integrated Device Technology, Inc........................       25,000        725,000
  *QLogic Corp..............................................        2,800        447,650
                                                                             -----------
                                                                               1,492,550
                                                                             -----------
Software -- 13.7%
  *Bluestone Software, Inc..................................        1,800        207,000
  *Broadbase Software, Inc..................................       13,100      1,473,750
  *C-Bridge Internet Solutions..............................        1,400         68,075
  *Diamond Technology Partners, Inc.........................        1,450        124,609
  *Digex, Inc...............................................        5,100        350,625
  *Digimarc Corp............................................        3,400        170,000
  *Digital Island, Inc......................................        8,600        818,075
  *Digital River, Inc.......................................        3,500        116,594
  *HNC Software, Inc........................................        2,300        243,225
  *Interwoven, Inc..........................................        5,400        656,775
  *InterVU, Inc.............................................        2,500        262,500
  *Manugistics Group, Inc...................................        6,300        203,569
  *Mercury Interactive Corp.................................        1,700        183,494
  *Ondisplay, Inc...........................................        3,800        345,325
  *Preview Systems, Inc.....................................        2,900        188,138
  *TSI International Software Ltd...........................        5,200        294,450
  *Viador, Inc..............................................        3,000        127,125
  *WorldGate Communications, Inc............................        6,100        290,131
  *Xcelera.Com, Inc.........................................          400         55,800
                                                                             -----------
                                                                               6,179,260
                                                                             -----------
Transportation -- 1.3%
  *Atlas Air, Inc...........................................        4,200        115,238
  *Eagle USA Airfreight, Inc................................        7,000        301,875
  *Forward Air Corp.........................................        4,300        186,513
                                                                             -----------
                                                                                 603,626
                                                                             -----------
Waste Management -- 0.2%
  *Waste Connections, Inc...................................        6,800         98,175
                                                                             -----------
    TOTAL COMMON STOCK (COST $27,953,339)...................                  44,840,302
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Capital Growth Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 6.8%
  Temporary Investment Fund, Inc. -- TempCash...............    3,075,488    $ 3,075,488
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $3,075,488)..........                   3,075,488
                                                                             -----------
    TOTAL INVESTMENTS -- 106.0% (COST $31,028,827)..........                  47,915,790
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.0%).............                  (2,715,308)
                                                                             -----------
NET ASSETS -- 0.0%
  (Equivalent to $18.83 per share based on 2,400,329 shares
    of capital stock outstanding)...........................                 $45,200,482
                                                                             ===========
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
  (45,200,482/2,400,329 shares outstanding..................                 $     18.83
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

1999 Annual Review
Providentmutual Investment Management Company ("PIMC")

--------------------------------------------------------------------------------

     The total return for the All Pro Small Cap Value Portfolio for the year ended December 31, 1999 was -8.05% annualized. This performance lagged the Portfolio's small cap value benchmark for the same period of -1.41%. The Wilshire Small Cap Value Index is the style benchmark with which we compare the Portfolio's performance.

     PIMC has selected the following two sub-advisers to perform the day-to-day management of the Portfolio, as well as the percentage of Portfolio assets to be allocated to each of the subadvisers, as indicated below. These two firms possess a small cap value orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Denver Investment Advisors                                          60%
Reams Asset Management Co.                                          40%
                                                                   ---
Total Portfolio                                                    100%

     In 1999, small cap value continued to languish for lack of investor interest. The low relative valuations of small cap value stocks stood in sharp contrast to the somewhat lofty valuations of some of the large cap stocks. The performance of the Portfolio in 1999 was disappointing. At the end of the fourth quarter, PIMC replaced one of the investment managers with Reams Asset Management Company. Reams has a successful long term performance track record in what has been a difficult environment, in general, for small cap managers. Reams, based in Columbus, Indiana has demonstrated a small cap value orientation and discipline, and we believe will be a strong contributor to the Portfolio's success going forward.

     The largest sector holdings of the Portfolio include:

SECTOR                                                           %
------                                                          ---
Electronics                                                     7.3%
Manufacturing                                                   6.6%
Real Estate                                                     6.1%
Banks                                                           5.5%

     We believe that individual stock valuation is extremely important in making investment judgments. The stocks are chosen based on extensive fundamental analysis and the Portfolio is broadly diversified by sector. The Portfolio targets stable or improving businesses at low relative multiples of price to earnings, price to book value, and price to cash flow. Today, valuation inefficiencies appear to be extreme and the valuations of small cap stocks appear increasingly compelling. The environment also appears ripe for mergers and acquisitions, which should benefit some of our undervalued holdings.

     We look forward to your support and to our long-term goal of capital appreciation.

Sarah C. Lange, CFA

                               Market Street Fund
[All Pro Small Cap Value Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
98                                                                         8250.00                            8362.00
99                                                                         7586.00                            8244.00

                                                   AVERAGE ANNUAL TOTAL RETURN
                                              --------------------------------------
                                                                            SINCE
                                              1 YEAR   5 YEAR   10 YEAR   INCEPTION*
                                              ------   ------   -------   ----------
                                              -8.05%    n/a       n/a      -15.31%

Past performance is not predictive of future performance.

+ The Index is the Wilshire Small Cap Value Index, an unmanaged index of common stocks that includes reinvestment of dividends.

* Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 1999

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 92.7%
Aerospace & Defense -- 1.7%
  AAR Corp. ................................................      7,900    $   141,706
  *Kellstrom Industries, Inc. ..............................      3,100         28,287
  Primex Technologies, Inc. ................................      1,000         20,750
                                                                           -----------
                                                                               190,743
                                                                           -----------
Airlines -- 0.3%
  *America West Airlines, Inc. .............................      1,600         33,200
                                                                           -----------
Apparel -- 0.5%
  *Unifi, Inc. .............................................      4,700         57,869
                                                                           -----------
Automobiles -- 0.5%
  Winnebago Industries, Inc. ...............................      2,800         56,175
                                                                           -----------
Automotive Equipment -- 1.6%
  Arvin Industries, Inc. ...................................      1,000         28,375
  *Dura Automotive Systems, Inc. ...........................      1,600         27,900
  *Tower Automotive, Inc. ..................................      3,600         55,575
  *Transportation Technologies Industries...................      2,200         39,737
  *Wabash National Corp. ...................................      2,300         34,500
                                                                           -----------
                                                                               186,087
                                                                           -----------
Banks -- 5.5%
  Amcore Financial..........................................      2,900         69,600
  Andover Bancorp, Inc. ....................................        700         19,600
  Bank United Corp., Class A................................      1,300         35,425
  Chittenden Corp. .........................................      1,207         35,757
  Colonial BancGroup, Inc. .................................      4,600         47,725
  Commercial Federal Corp. .................................      6,000        106,875
  Dime Community Bancorp, Inc. .............................        550         10,175
  East West Bancorp, Inc. ..................................      2,900         33,169
  First Bell Bancorp, Inc. .................................      3,800         57,950
  Hudson United Bancorp.....................................      2,884         73,722
  *Local Financial Corp. ...................................      3,500         36,312
  Seacoast Financial Services Corp. ........................      6,400         65,200
  Sovereign Bancorp, Inc. ..................................      3,900         29,067
                                                                           -----------
                                                                               620,577
                                                                           -----------
Beverages -- 0.9%
  *Canandaigua Brands, Inc., Class A........................      1,200         61,200
  Coors Adolph Co. Class B..................................        700         36,750
                                                                           -----------
                                                                                97,950
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Building & Building Supplies -- 3.4%
  BMC West Corp. ...........................................      2,720    $    27,880
  Florida Rock Industries, Inc. ............................        500         17,219
  *Jacobs Engineering Group, Inc. ..........................      3,100        100,750
  Lafarge Corp. ............................................      1,900         52,487
  M.D.C. Holdings, Inc. ....................................      2,300         36,081
  *Morrison Knudsen Corp. ..................................      6,100         47,656
  Texas Industries, Inc. ...................................      1,400         59,587
  *Toll Brothers, Inc. .....................................      2,350         43,769
                                                                           -----------
                                                                               385,429
                                                                           -----------
Business & Consumer Services -- 4.7%
  *Interep National Radio Sales, Inc. ......................      3,800         50,825
  *Interim Services, Inc. ..................................      6,200        153,450
  *Personnel Group of America, Inc. ........................      5,800         58,725
  *Seitel, Inc. ............................................      3,700         24,975
  *Sterling Software, Inc. .................................      6,400        201,600
  *Zomax Optical Media, Inc. ...............................        900         40,725
                                                                           -----------
                                                                               530,300
                                                                           -----------
Chemicals & Allied Products -- 0.8%
  *Ferro Corp. .............................................      3,800         83,600
  *International Speciality.................................      1,100         10,106
                                                                           -----------
                                                                                93,706
                                                                           -----------
Communications -- 0.8%
  *CommScope, Inc. .........................................      1,400         56,437
  Teltrend, Inc. ...........................................      1,000         30,250
                                                                           -----------
                                                                                86,687
                                                                           -----------
Computers -- 2.0%
  *In Focus Systems, Inc. ..................................      2,600         60,287
  *InterVoice-Brite, Inc. ..................................      4,300        101,722
  *Metamor Worldwide, Inc. .................................      1,200         34,950
  *Pomeroy Computer Resources, Inc. ........................      2,200         29,150
                                                                           -----------
                                                                               226,109
                                                                           -----------
Consumer Staples -- 0.5%
  Church and Dwight, Inc. ..................................      2,100         56,044
                                                                           -----------
Containers -- 0.3%
  Ivex Packaging Corp. .....................................      2,540         25,400
  *US Can Corp. ............................................        350          6,956
                                                                           -----------
                                                                                32,356
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 0.9%
  Bindley Western Industries, Inc. .........................      4,533    $    68,278
  *Medicis Pharmaceutical Corp. Class A.....................        800         34,050
                                                                           -----------
                                                                               102,328
                                                                           -----------
Electrical Equipment -- 1.0%
  *UCAR International, Inc. ................................      6,640        118,275
                                                                           -----------
Electronics -- 7.3%
  Applied Power, Inc. Class A...............................      1,300         47,775
  *Ardent Software, Inc. ...................................      3,400        132,600
  *Arrow Electronics, Inc. .................................      4,700        119,262
  *Benchmark Electronics, Inc. .............................      2,100         48,169
  Burr-Brown Corp. .........................................      1,740         62,857
  *Cable Design Technologies, Inc. .........................      2,200         50,600
  Harman International Industries, Inc. ....................      2,400        134,700
  *International Rectifier Corp. ...........................      5,500        143,000
  *Stoneridge, Inc. ........................................      1,200         18,525
  *Telcom Semiconductor, Inc. ..............................      3,300         69,300
                                                                           -----------
                                                                               826,788
                                                                           -----------
Energy -- 1.0%
  *NSTAR....................................................      1,450         58,725
  RGS Energy Corp. .........................................      2,400         49,350
                                                                           -----------
                                                                               108,075
                                                                           -----------
Engineering -- 0.3%
  *URS Corp. ...............................................      1,600         34,700
                                                                           -----------
Finance -- 3.0%
  Astoria Financial Corp. ..................................      2,200         66,962
  Dain Rauscher Corp. ......................................      1,100         51,150
  Downey Financial Corp. ...................................      3,100         62,581
  Golden State Bancorp, Inc. ...............................      4,500         77,625
  Heller Financial, Inc. ...................................      3,300         66,206
  MAF Bancorp, Inc. ........................................        800         16,750
                                                                           -----------
                                                                               341,274
                                                                           -----------
Finance - Investment & Other -- 0.2%
  Advest Group, Inc. .......................................      1,100         20,212
                                                                           -----------
Foods -- 2.3%
  *International Home Foods, Inc. ..........................      6,900        119,887
  *Suiza Foods Corp. .......................................      3,600        142,650
                                                                           -----------
                                                                               262,537
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 1.2%
  *Ben & Jerry's Homemade, Inc. Class A.....................      1,100    $    27,362
  Earthgrains Co. ..........................................      3,900         62,887
  *Smithfield Foods, Inc. ..................................      1,800         43,200
                                                                           -----------
                                                                               133,449
                                                                           -----------
Healthcare Services -- 1.4%
  *Trigon Healthcare, Inc. .................................      5,270        155,465
                                                                           -----------
Home Furnishings -- 0.4%
  *LADD Furniture, Inc. ....................................      2,100         41,475
                                                                           -----------
Home Furnishings/Housewares -- 1.8%
  Bush Industries, Inc. Class A.............................      3,600         61,875
  *Furniture Brands International, Inc. ....................      4,430         97,460
  *Mohawk Industries, Inc. .................................      2,000         52,750
                                                                           -----------
                                                                               212,085
                                                                           -----------
Hotel/Restaurants -- 0.7%
  Mandalay Resort Group.....................................      3,800         76,475
                                                                           -----------
Insurance -- 3.3%
  Chicago Title Corp. ......................................      1,100         50,875
  *Delphi Financial Group, Inc. Class A.....................      1,364         40,920
  Enhance Financial Services Group, Inc. ...................      1,500         24,375
  FBL Financial Group, Inc. ................................      1,900         38,000
  MONY Group Inc. ..........................................      1,000         29,187
  PMI Group, Inc. ..........................................      1,300         63,456
  Radian Group, Inc. .......................................      1,000         47,750
  Reinsurance Group, Inc. ..................................      2,900         80,475
                                                                           -----------
                                                                               375,038
                                                                           -----------
Leasing -- 2.3%
  Avis Rent A Car, Inc. ....................................      5,000        127,813
  *Dollar Thrifty Automotive Group, Inc. ...................      2,200         52,663
  *Rent Way, Inc. ..........................................      3,100         57,931
  Rollins Truck Leasing.....................................      2,850         34,022
                                                                           -----------
                                                                               272,429
                                                                           -----------
Machinery & Heavy Equipment -- 1.2%
  Manitowoc Co., Inc. ......................................      1,400         47,600
  Oshkosh Truck Corp. ......................................      1,300         38,106
  *Terex Corp. .............................................      1,900         52,725
                                                                           -----------
                                                                               138,431
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Instrumentation -- 0.6%
  Regal-Beloit Corp. .......................................      3,200    $    66,000
                                                                           -----------
Manufacturing -- 6.6%
  Belden, Inc. .............................................      6,700        140,700
  *Clarcor, Inc. ...........................................      2,300         41,400
  *Griffon Corp. ...........................................     12,600         98,437
  Hon Industries, Inc. .....................................      5,300        116,269
  Monaco Coach Corp. .......................................      3,225         82,439
  *Moog, Inc. Class A.......................................        700         18,900
  *Northwest Pipe Co. ......................................      4,000         56,000
  Quanex Corp. .............................................      4,050        103,275
  Smith (A.O.) Corp. .......................................      1,200         26,250
  Standex International Corp. ..............................      2,600         54,437
  Velcro Industries N.V. ...................................      1,010         12,183
                                                                           -----------
                                                                               750,290
                                                                           -----------
Manufacturing Equipment -- 0.3%
  *Lawson Products, Inc. ...................................      1,400         32,375
                                                                           -----------
Medical Equipment & Supplies -- 1.3%
  *Haemonetics Corp. .......................................      4,400        104,775
  Varian Medical Systems, Inc. .............................      1,700         50,681
                                                                           -----------
                                                                               155,456
                                                                           -----------
Medical Instruments -- 0.7%
  Dentsply International, Inc. .............................      3,300         77,963
                                                                           -----------
Medical & Medical Services -- 1.9%
  *Bard (C.R.), Inc. .......................................        800         42,400
  *CONMED Corp. ............................................      1,600         41,400
  *Dura Pharmaceuticals, Inc. ..............................      5,000         69,688
  *Medco Research, Inc. ....................................      1,000         30,063
  *Polymedica Corp. ........................................      1,600         37,000
                                                                           -----------
                                                                               220,551
                                                                           -----------
Metals - Iron & Steel -- 0.6%
  AK Steel Holding Corp. ...................................      1,000         18,875
  *Ryerson Tull, Inc. ......................................      2,400         46,650
                                                                           -----------
                                                                                65,525
                                                                           -----------
Office Equipment & Supplies -- 0.5%
  *United Stationers, Inc. .................................      1,850         52,841
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil -- 2.1%
  Noble Affiliates, Inc. ...................................      3,400    $    72,888
  *Ocean Energy, Inc. ......................................      5,100         39,525
  *Santa Fe Snyder Corp. ...................................     15,700        125,600
                                                                           -----------
                                                                               238,013
                                                                           -----------
Oil & Gas -- 1.3%
  *Louis Dreyfus Natural Gas Co. ...........................      3,000         54,375
  Pennzoil-Quaker State Co. ................................      2,600         26,488
  *Tesoro Petroleum Corp. ..................................      5,400         62,438
                                                                           -----------
                                                                               143,301
                                                                           -----------
Oil Equipment & Services -- 0.4%
  SEACOR SMIT, Inc. ........................................        600         31,050
                                                                           -----------
Paper & Forest Products -- 0.9%
  Boise Cascade Corp. ......................................      2,500        101,250
                                                                           -----------
Printing & Publishing -- 1.6%
  *Banta Corp. .............................................      3,600         81,225
  *Mail-Well, Inc. .........................................      7,000         94,500
                                                                           -----------
                                                                               175,725
                                                                           -----------
Real Estate -- 6.1%
  Amli Residential..........................................      1,700         34,319
  Annaly Mortgage Management, Inc. .........................      1,800         15,750
  Bradley Real Estate, Inc. ................................      1,200         20,925
  Brandywine Realty Trust...................................      4,260         69,758
  Chelsea GCA Realty, Inc. .................................      1,370         40,758
  Eastgroup Properties......................................      3,200         59,200
  Essex Property Trust, Inc. ...............................      1,600         54,400
  Federal Realty Investment Trust...........................      1,400         26,338
  First Industrial Realty Trust, Inc. ......................      1,100         30,181
  Great Lakes REIT, Inc. ...................................      2,800         40,250
  Liberty Property Trust....................................      3,000         72,750
  Mack-Cali Realty Corp. ...................................      1,500         39,094
  Mills Corp. ..............................................      1,500         26,813
  Parkway Properties, Inc. .................................      1,500         43,219
  Prentiss Properties Trust.................................      4,600         96,600
  Storage USA, Inc. ........................................      1,000         30,250
                                                                           -----------
                                                                               700,605
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Restaurants -- 0.7%
  O'Charleys, Inc. .........................................      1,280    $    16,800
  *RARE Hospitality International, Inc. ....................      2,700         58,430
                                                                           -----------
                                                                                75,230
                                                                           -----------
Retail - Clothing and Apparel -- 0.7%
  Cato Corp. Class A........................................      6,700         84,588
                                                                           -----------
Retail Merchandising -- 4.5%
  Haverty Furniture Companies, Inc. ........................      2,700         34,088
  Regis Corp. ..............................................      4,200         79,275
  *Rex Stores Corp. ........................................      2,500         87,500
  *ShopKo Stores, Inc. .....................................      4,100         94,300
  *Zale Corp. ..............................................      4,300        208,013
                                                                           -----------
                                                                               503,176
                                                                           -----------
Semiconductors -- 2.4%
  Dallas Semiconductor Corp. ...............................      1,300         83,769
  *Exar Corp. ..............................................      1,100         64,763
  *Integrated Device Technology, Inc. ......................      3,400         98,600
  Pioneer-Standard Electronics, Inc. .......................      1,800         25,988
                                                                           -----------
                                                                               273,120
                                                                           -----------
Software -- 3.2%
  *Best Software, Inc. .....................................      3,400        100,300
  *Midway Games, Inc. ......................................      2,800         67,025
  *Progress Software Corp. .................................      1,400         79,450
  *Symantec Corp. ..........................................      1,900        111,387
                                                                           -----------
                                                                               358,162
                                                                           -----------
Transportation -- 2.5%
  *American Freightways Corp. ..............................        400          6,475
  *Arkansas Best Corp. .....................................      3,900         46,800
  Arnold Industries, Inc. ..................................      8,300        116,719
  Roadway Express, Inc. ....................................      1,800         38,925
  Stolt-Nielsen.............................................      2,600         37,050
  USFreightways Corp. ......................................      1,000         47,875
                                                                           -----------
                                                                               293,844
                                                                           -----------
Utilities -- 1.4%
  CH Energy Group, Inc. ....................................      1,200         39,600
  Cleco Corp. ..............................................      2,300         73,744
  United Illuminating Co. ..................................        800         41,100
                                                                           -----------
                                                                               154,444
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Waste Management -- 0.6%
  Safety-Kleen Corp.........................................      4,675    $    52,886
                                                                           -----------
    TOTAL COMMON STOCK (COST $10,276,986)...................                10,478,663
                                                                           -----------
SHORT TERM INVESTMENTS -- 8.1%
  Temporary Investment Fund, Inc. -- TempCash...............    920,392        920,392
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $920,392)............                   920,392
                                                                           -----------
    TOTAL INVESTMENTS -- 100.8% (COST $11,197,378)..........                11,399,055
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8)%.............                   (98,749)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $7.57 per share based on 1,492,104 shares
    of capital stock outstanding)...........................               $11,300,306
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($11,300,306/1,492,104 shares outstanding)................               $      7.57
                                                                           ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statement of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                                MONEY
                                                                 GROWTH         MARKET         BOND
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $  5,051,008    $       --    $        --
  Interest..................................................       716,096     5,447,990      2,432,364
    Less: foreign taxes withheld............................       (13,960)           --             --
                                                              ------------    ----------    -----------
    Total Investment Income.................................     5,753,144     5,447,990      2,432,364
                                                              ------------    ----------    -----------
EXPENSES:
  Investment advisory fee...................................     1,003,377       261,012        126,876
  Administration fee........................................       236,297        79,064         27,385
  Directors' fee............................................        25,266         7,953          2,803
  Transfer agent fee........................................         8,560         4,022          2,463
  Custodian fee.............................................        34,295        13,018          6,203
  Legal fees................................................        66,322        20,534          7,533
  Audit fees................................................        38,475        11,253          3,913
  Printing..................................................        83,213        21,599          7,514
  Insurance.................................................         9,660         2,718          1,054
  Miscellaneous.............................................         5,267         1,557          1,214
                                                              ------------    ----------    -----------
                                                                 1,510,732       422,730        186,958
  Less: expenses waived by Administrator and/or reimbursed
    by affiliated insurance company.........................            --            --             --
                                                              ------------    ----------    -----------
    Total expenses..........................................     1,510,732       422,730        186,958
                                                              ------------    ----------    -----------
    Net investment income (loss)............................     4,242,412     5,025,260      2,245,406
                                                              ------------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments.............................................    18,946,927            (8)      (916,673)
    Foreign Currency related transactions...................            --            --             --
                                                              ------------    ----------    -----------
                                                                18,946,927            (8)      (916,673)
                                                              ------------    ----------    -----------
  Net change in unrealized appreciation (depreciation) from:
    Investments.............................................   (13,385,176)           --     (2,503,249)
    Foreign currency related transactions...................            --            --             --
                                                              ------------    ----------    -----------
                                                               (13,385,176)           --     (2,503,249)
                                                              ------------    ----------    -----------
    Net gain (loss) on investments and foreign currency
      transactions..........................................     5,561,751            (8)    (3,419,922)
                                                              ------------    ----------    -----------
    Net increase (decrease) in net assets resulting from
      operations............................................  $  9,804,163    $5,025,252    $(1,174,516)
                                                              ============    ==========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statement of Operations for the Year Ended December 31, 1999 -- (Concluded)

--------------------------------------------------------------------------------

                   AGGRESSIVE                    SENTINEL     ALL PRO      ALL PRO      ALL PRO       ALL PRO
       MANAGED       GROWTH     INTERNATIONAL     GROWTH     LARGE CAP    LARGE CAP    SMALL CAP     SMALL CAP
      PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO      GROWTH       VALUE       GROWTH         VALUE
---------------------------------------------------------------------------------------------------------------
     $   703,795   $  421,805    $ 1,830,290    $   81,385   $  154,426   $ 366,112   $    16,839   $   117,780
       2,075,832      218,321         69,258        34,289       44,223      46,676        93,332        34,157
          (1,708)          --       (128,268)           --           --        (340)           --            --
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
       2,777,919      640,126      1,771,280       115,674      198,649     412,448       110,171       151,937
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
         296,660      225,914        568,324        74,269      174,315     145,234       180,903        85,907
          54,798       41,725         74,538        11,300       19,074      15,686        15,662         7,219
           5,767        3,595          5,989         1,092        1,539       1,274         1,281           592
           3,274        2,886          3,368         1,993        2,246       2,126         2,155         1,870
          10,034        9,434         46,974         4,871        9,881      13,387        12,809        13,692
          15,086       11,704         15,818         3,136        4,202       3,353         3,699         1,577
           8,608        5,146          9,275         1,607        2,577       2,199         1,953         1,002
          15,050       11,449         15,673         5,364        5,103       4,274         4,095         1,968
           2,065        1,792          2,253           378          688         697           311           301
           1,437          976          2,120           825        1,226       1,210         1,210         1,169
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
         412,779      314,621        744,332       104,835      220,851     189,440       224,078       115,297
              --           --             --            --           --          --            --          (564)
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
         412,779      314,621        744,332       104,835      220,851     189,440       224,078       114,733
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
       2,365,140      325,505      1,026,948        10,839      (22,202)    223,008      (113,907)       37,204
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
       3,592,195    5,142,814     10,153,870     1,716,433    1,617,492     349,009     2,250,696    (1,022,439)
              --           --        (25,013)           --           --          --            --            --
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
       3,592,195    5,142,814     10,128,857     1,716,433    1,617,492     349,009     2,250,696    (1,022,439)
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
      (5,655,271)   3,132,350      8,880,224     3,864,968    4,532,937    (614,959)   15,609,185       316,627
              --           --        (10,680)           --           --          --            --            --
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
      (5,655,271)   3,132,350      8,869,544     3,864,968    4,532,937    (614,959)   15,609,185       316,627
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
      (2,063,076)   8,275,164     18,998,401     5,581,401    6,150,429    (265,950)   17,859,881      (705,812)
     -----------   ----------    -----------    ----------   ----------   ---------   -----------   -----------
     $   302,064   $8,600,669    $20,025,349    $5,592,240   $6,128,227   $ (42,942)  $17,745,974   $  (668,608)
     ===========   ==========    ===========    ==========   ==========   =========   ===========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 1999
                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........  $  4,242,412   $  5,025,260   $ 2,245,406   $ 2,365,140   $   325,505    $ 1,026,948
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................    18,946,927             (8)     (916,673)    3,592,195     5,142,814     10,128,857
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........   (13,385,176)            --    (2,503,249)   (5,655,271)    3,132,350      8,869,544
                                            ------------   ------------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations.............     9,804,163      5,025,252    (1,174,516)      302,064     8,600,669     20,025,349
 Distributions:
   From net investment income.............    (1,058,688)    (5,025,260)     (506,981)     (499,598)     (293,724)      (813,330)
   From net realized gains................    (6,184,504)            --      (398,338)   (3,406,936)   (7,283,996)    (4,172,939)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies...................   (15,597,856)    25,434,525     3,416,178     9,784,991     4,994,083      2,393,275
                                            ------------   ------------   -----------   -----------   -----------    -----------
    Total increase in net assets..........   (13,036,885)    25,434,517     1,336,343     6,180,521     6,017,032     17,432,355
NET ASSETS
 Beginning of period......................   315,298,521     91,452,921    36,845,922    67,805,311    56,495,315     71,363,209
                                            ------------   ------------   -----------   -----------   -----------    -----------
 End of Period............................  $302,261,636   $116,887,438   $38,182,265   $73,985,832   $62,512,347    $88,795,564
                                            ============   ============   ===========   ===========   ===========    ===========

--------------------------------------------------------------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31, 1998
                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)............  $  4,452,995   $ 4,067,363   $ 1,728,246   $ 1,980,933   $   293,724    $ 1,035,342
   Net realized gain (loss) on investments
    and foreign currency related
    transactions...........................     6,148,289            --       398,338     3,402,294     7,283,996      4,178,860
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations..........    26,998,570            --       132,450     1,925,076    (3,566,325)     1,085,410
                                             ------------   -----------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations..............    37,599,854     4,067,363     2,259,034     7,308,303     4,011,395      6,299,612
 Distributions:
   From net investment income..............    (4,464,024)   (4,067,363)   (1,551,787)   (1,940,488)     (391,790)      (478,318)
   From net realized gains.................   (35,634,593)           --        (3,599)   (2,699,617)   (3,740,193)    (4,341,196)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies....................    50,407,953    27,114,010    12,791,904     9,069,604     8,041,798      7,369,655
                                             ------------   -----------   -----------   -----------   -----------    -----------
    Total increase in net assets...........    47,909,190    27,114,010    13,495,552    11,737,802     7,921,210      8,849,753
NET ASSETS
 Beginning of period.......................   267,389,331    64,338,911    23,350,370    56,067,509    48,574,105     62,513,456
                                             ------------   -----------   -----------   -----------   -----------    -----------
 End of Period.............................  $315,298,521   $91,452,921   $36,845,922   $67,805,311   $56,495,315    $71,363,209
                                             ============   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets -- (Concluded)

--------------------------------------------------------------------------------

                                                                             FOR THE YEAR ENDED DECEMBER 31, 1999
                                                               SENTINEL       ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                                GROWTH       LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                               PORTFOLIO      GROWTH         VALUE        GROWTH         VALUE
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss).............................  $    10,839   $   (22,202)  $   223,008   $  (113,907)  $    37,204
   Net realized gain (loss) on investments and foreign
    currency related transactions...........................    1,716,433     1,617,492       349,009     2,250,696    (1,022,439)
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations...........    3,864,968     4,532,937      (614,959)   15,609,185       316,627
                                                              -----------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets resulting from
    operations..............................................    5,592,240     6,128,227       (42,942)   17,745,974      (668,608)
 Distributions:
   From net investment income...............................      (23,574)       (3,102)     (105,080)           --       (17,055)
   From net realized gains..................................     (537,394)           --            --            --            --
 Capital share transactions:
   Net contributions from affiliated life insurance
    companies...............................................    4,099,126    17,529,239     8,850,732    17,769,243     3,912,710
                                                              -----------   -----------   -----------   -----------   -----------
    Total increase in net assets............................    9,130,398    23,654,364     8,702,710    35,515,217     3,227,047
NET ASSETS
 Beginning of period........................................   12,166,979    14,306,655    15,615,901     9,685,265     8,073,259
                                                              -----------   -----------   -----------   -----------   -----------
 End of Period..............................................  $21,297,377   $37,961,019   $24,318,611   $45,200,482   $11,300,306
                                                              ===========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------

                                                                       FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1998
                                                               SENTINEL       ALL PRO       ALL PRO      ALL PRO      ALL PRO
                                                                GROWTH       LARGE CAP     LARGE CAP    SMALL CAP    SMALL CAP
                                                               PORTFOLIO      GROWTH*       VALUE*       GROWTH*       VALUE*
-------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss).............................  $    23,575   $     3,102   $   105,080   $   (5,142)  $   17,080
   Net realized gain (loss) on investments and foreign
    currency related transactions...........................      537,394      (331,257)     (614,547)    (783,976)    (649,795)
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations...........    1,001,393     2,717,374       709,996    1,277,778     (114,950)
                                                              -----------   -----------   -----------   ----------   ----------
   Net increase (decrease) in net assets resulting from
    operations..............................................    1,562,362     2,389,219       200,529      488,660     (747,665)
 Distributions:
   From net investment income...............................      (25,069)           --            --           --           --
   From net realized gains..................................   (1,668,898)           --            --           --           --
 Capital share transactions:
   Net contributions from affiliated life insurance
    companies...............................................    3,936,595    11,917,436    15,415,372    9,196,605    8,820,924
                                                              -----------   -----------   -----------   ----------   ----------
    Total increase in net assets............................    3,804,990    14,306,655    15,615,901    9,685,265    8,073,259
NET ASSETS
 Beginning of period........................................    8,361,989            --            --           --           --
                                                              -----------   -----------   -----------   ----------   ----------
 End of Period..............................................  $12,166,979   $14,306,655   $15,615,901   $9,685,265   $8,073,259
                                                              ===========   ===========   ===========   ==========   ==========

*Commencement of operations was May 4, 1998

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                  GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                                   TO         TO         TO         TO         TO
                                                              12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $18.82     $19.46     $18.10     $16.36     $14.00
                                                              -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .27        .27        .35        .46        .47
Net realized and unrealized gain (loss) on investments......      .28       1.97       3.49       2.54       3.41
                                                              -------    -------    -------    -------    -------
   Total from investment operations.........................      .55       2.24       3.84       3.00       3.88
                                                              -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.06)      (.29)      (.38)      (.48)      (.46)
Dividends to shareholders from net capital gains............     (.37)     (2.59)     (2.10)      (.78)     (1.06)
                                                              -------    -------    -------    -------    -------
   Total Distributions......................................     (.43)     (2.88)     (2.48)     (1.26)     (1.52)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................   $18.94     $18.82     $19.46     $18.10     $16.36
                                                              =======    =======    =======    =======    =======
   Total return.............................................     2.98%     13.70%     24.32%     19.58%     30.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................  302,262    315,299    267,389    198,948    161,899
Ratios of expenses to average net assets(1).................      .48%       .46%       .43%       .50%       .61%
Ratios of net investment income to average net assets.......     1.35%      1.53%      2.01%      2.80%      3.20%
Portfolio turnover..........................................       46%        30%       108%        72%        61%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Growth Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows: 0.48%, 0.47%, 0.43%, 0.50% and 0.61%
     respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                               MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                                   TO         TO         TO         TO         TO
                                                              12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $1.00      $1.00      $1.00      $1.00      $1.00
                                                              -------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .05        .05        .05        .05        .05
                                                              -------     ------     ------     ------     ------
   Total from investment operations.........................      .05        .05        .05        .05        .05
                                                              -------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.05)      (.05)      (.05)      (.05)      (.05)
                                                              -------     ------     ------     ------     ------
   Total Distributions......................................     (.05)      (.05)      (.05)      (.05)      (.05)
                                                              -------     ------     ------     ------     ------
Net asset value, end of period..............................    $1.00      $1.00      $1.00      $1.00      $1.00
                                                              =======     ======     ======     ======     ======
   Total return.............................................     4.91%      5.29%      5.33%      5.15%      5.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................  116,887     91,453     64,339     54,197     34,165
Ratios of expenses to average net assets(1).................      .40%       .40%       .39%       .44%       .50%
Ratios of net investment income to average net assets.......     4.81%      5.15%      5.21%      5.03%      5.47%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Money Market Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows: 0.40%, 0.40%, 0.42%, 0.39%
     and 0.44% respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                   BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                                   TO         TO         TO         TO         TO
                                                              12/30/99   12/31/98   12/31/97   12/31/96   12/31/95
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $11.22     $10.98     $10.67     $11.00      $9.73
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .62        .63        .64        .63        .65
Net realized and unrealized gain (loss) on investments......     (.99)       .25        .33       (.34)      1.27
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................     (.37)       .88        .97        .29       1.92
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.15)      (.64)      (.66)      (.62)      (.65)
Dividends to shareholders from net capital gains............     (.12)      (.00)      (.00)      (.00)      (.00)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................     (.27)      (.64)      (.66)      (.62)      (.65)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $10.58     $11.22     $10.98     $10.67     $11.00
                                                               ======     ======     ======     ======     ======
   Total return.............................................    (3.31)%     8.22%      9.50%      2.86%     20.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   38,182     36,846     23,350     17,087     14,402
Ratios of expenses to average net assets(1).................      .52%       .53%       .57%       .56%       .60%
Ratios of net investment income to average net assets.......     6.19%      6.03%      6.24%      6.08%      6.36%
Portfolio turnover..........................................      202%       163%       105%       133%       206%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Bond Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows: 0.52%, 0.51%, 0.55%, 0.57%, 0.56% and
     0.60% respectively.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                 MANAGED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                                   TO         TO         TO         TO         TO
                                                              12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $17.68     $17.06     $14.68     $14.19     $11.94
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .54        .54        .54        .51        .55
Net realized and unrealized gain (loss) on investments......     (.41)      1.45       2.49       1.07       2.28
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................      .13       1.99       3.03       1.58       2.83
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.13)      (.55)      (.53)      (.51)      (.57)
Dividends to shareholders from net capital gains............     (.89)      (.82)      (.12)      (.58)      (.01)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................    (1.02)     (1.37)      (.65)     (1.09)      (.58)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $16.79     $17.68     $17.06     $14.68     $14.19
                                                               ======     ======     ======     ======     ======
   Total return.............................................     0.75%     12.54%     21.23%     11.88%     24.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   73,986     67,805     56,068     43,431     36,002
Ratios of expenses to average net assets(1).................      .57%       .57%       .58%       .60%       .66%
Ratios of net investment income to average net assets.......     3.25%      3.22%      3.47%      3.68%      4.22%
Portfolio turnover..........................................      156%       203%        99%       106%       130%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Managed Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows: 0.57%, 0.58%, 0.58%, 0.60% and 0.66%, respectively.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                            AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                                   TO         TO         TO         TO         TO
                                                              12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $21.91     $22.19     $18.52     $17.38     $15.45
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .11        .11        .17        .17        .20
Net realized and unrealized gain on investments.............     2.89       1.50       3.72       3.03       1.86
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................     3.00       1.61       3.89       3.20       2.06
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.11)      (.18)      (.18)      (.19)      (.00)
Dividends to shareholders from net capital gains............    (2.83)     (1.71)      (.04)     (1.87)      (.13)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................    (2.94)     (1.89)      (.22)     (2.06)      (.13)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $21.97     $21.91     $22.19     $18.52     $17.38
                                                               ======     ======     ======     ======     ======
   Total return.............................................    15.96%      7.99%     21.21%     21.00%     13.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   62,513     56,495     48,574     34,098     23,822
Ratios of expenses to average net assets(1).................      .57%       .61%       .63%       .68%       .76%
Ratios of net investment income to average net assets.......      .59%       .56%       .95%      1.14%      1.32%
Portfolio turnover..........................................      .46%        41%        37%        47%        89%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Aggressive Growth Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows: 0.57%, 0.57%, 0.62%,
     0.63%, 0.68% and 0.76% respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                              INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                                   TO         TO         TO         TO         TO
                                                              12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $13.85     $13.61     $13.41     $12.86     $11.63
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .19        .15        .11        .11        .16
Net realized and unrealized gain (loss) on investments......     3.61       1.14       1.08       1.23       1.45
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................     3.80       1.29       1.19       1.34       1.61
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.16)      (.10)      (.11)      (.16)      (.07)
Dividends to shareholders from net capital gains............     (.81)      (.95)      (.88)      (.63)      (.31)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................     (.97)     (1.05)      (.99)      (.79)      (.38)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $16.68     $13.85     $13.61     $13.41     $12.86
                                                               ======     ======     ======     ======     ======
   Total return.............................................    29.33%     10.13%      9.66%     10.89%     14.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   88,796     71,363     62,513     50,955     36,642
Ratios of expenses to average net assets(1).................      .98%      1.00%      1.02%      1.05%      1.15%
Ratios of net investment income to average net assets.......     1.32%      1.18%      1.13%      1.08%      1.21%
Portfolio turnover..........................................       41%        37%        37%        35%        45%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the International Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1999, 1998, 1997, 1996, and 1995 were as follows: .98%, 1.00%, 1.02%, 1.05%
     and 1.15%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                        SENTINEL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                              01/01/99   01/01/98   01/01/97   03/18/96(2)
                                                                   TO         TO         TO         TO
                                                              12/31/99   12/31/98   12/31/97   12/31/96
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $13.43     $14.59     $11.14     $10.00
                                                               ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .01        .03        .04        .05
Net realized and unrealized gain (loss) on investments......     4.97       1.76       3.47       1.09
                                                               ------     ------     ------     ------
   Total from investment operations.........................     4.98       1.79       3.51       1.14
                                                               ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.03)      (.04)      (.05)      (.00)
Dividends to shareholders from net capital gains............     (.59)     (2.91)      (.01)      (.00)
                                                               ------     ------     ------     ------
   Total Distributions......................................     (.62)     (2.95)      (.06)      (.00)
                                                               ------     ------     ------     ------
Net asset value, end of period..............................   $17.79     $13.43     $14.59     $11.14
                                                               ======     ======     ======     ======
   Total return.............................................    38.80%     15.98%     31.58%     11.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   21,297     12,167      8,362      5,664
Ratios of expenses to average net assets (annualized)(1)....      .71%       .82%       .90%       .90%
Ratios of net investment income to average net assets
 (annualized)...............................................      .07%       .23%       .36%       .57%
Portfolio turnover..........................................      110%        87%       155%        75%
-----------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Sentinel Growth Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1999, 1998 and 1997 and the period ended December 31, 1996 were as follows:
     0.71%, 0.83%, 1.35% and 1.51% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                      ALL PRO                   ALL PRO
                                                                     LARGE CAP                 LARGE CAP
                                                                      GROWTH                     VALUE
                                                                     PORTFOLIO                 PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                              01/01/99     05/04/98(2)  01/01/99     05/04/98(2)
                                                                    TO           TO           TO           TO
                                                              12/31/99     12/31/98     12/31/99     12/31/98
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $11.77       $10.00        $9.90       $10.00
                                                                ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................      (.01)         .00          .09          .07
Net realized and unrealized gain (loss) on investments......      3.01         1.77          .06         (.17)
                                                                ------       ------       ------       ------
   Total from investment operations.........................      3.00         1.77          .15         (.10)
                                                                ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........      (.00)        (.00)        (.07)        (.00)
Dividends to shareholders from net capital gains............      (.00)        (.00)        (.00)        (.00)
                                                                ------       ------       ------       ------
   Total Distributions......................................      (.00)        (.00)        (.07)        (.00)
                                                                ------       ------       ------       ------
Net asset value, end of period..............................    $14.77       $11.77        $9.98        $9.90
                                                                ======       ======       ======       ======
   Total return.............................................     25.52%       17.70%(3)     1.49%       (1.00)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    37,961       14,307       24,319       15,616
Ratios of expenses to average net assets (annualized)(1)....       .89%         .90%         .91%         .95%
Ratios of net investment income to average net assets
 (annualized)...............................................      (.09)%        .04%        1.07%        1.31%
Portfolio turnover..........................................        83%          64%          64%          39%
-------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Large Cap Growth Portfolio before reimbursement of expense by affiliated insurance company for the year ended December 31, 1999 and the period ended December 31, 1998 were as follows:
     0.89% and 0.92% (annualized), respectively. Expense ratios for the All Pro Large Cap Value Portfolio before reimbursement of expense by affiliated insurance company for the year ended December 31, 1999 and the period ended December 31, 1998 were as follows: 0.91% and 0.97% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                      ALL PRO                   ALL PRO
                                                                     SMALL CAP                 SMALL CAP
                                                                      GROWTH                     VALUE
                                                                     PORTFOLIO                 PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                              01/01/99     05/04/98(2)  01/01/99     05/04/98(2)
                                                                    TO           TO           TO           TO
                                                              12/31/99     12/31/98     12/31/99     12/31/98
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................     $9.80       $10.00        $8.25       $10.00
                                                                ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................      (.04)        (.01)         .02          .02
Net realized and unrealized gain (loss) on investments......      9.07         (.19)        (.68)       (1.77)
                                                                ------       ------       ------       ------
   Total from investment operations.........................      9.03         (.20)        (.66)       (1.75)
                                                                ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........      (.00)        (.00)        (.02)        (.00)
Dividends to shareholders from net capital gains............      (.00)        (.00)        (.00)        (.00)
                                                                ------       ------       ------       ------
   Total Distributions......................................      (.00)        (.00)        (.02)        (.00)
                                                                ------       ------       ------       ------
Net asset value, end of period..............................    $18.83        $9.80        $7.57        $8.25
                                                                ======       ======       ======       ======
   Total return.............................................     92.14%       (2.00)%(3)    (8.05)%    (17.50)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    45,200        9,685       11,300        8,073
Ratios of expenses to average net assets (annualized)(1)....      1.11%        1.24%        1.20%        1.28%
Ratios of net investment income to average net assets
 (annualized)...............................................      (.57)%       (.14)%        .39%         .48%
Portfolio turnover..........................................       114%          82%         114%          38%
-------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Small Cap Growth Portfolio before reimbursement of expense by affiliated insurance company for the year ended December 31, 1999 and the period ended December 31, 1998 were as follows:
     1.11% and 1.25% (annualized), respectively. Expense ratios for the All Pro Small Cap Value Portfolio before reimbursement of expense by affiliated insurance company for the year ended December 31, 1999 and the period ended December 31, 1998 were as follows: 1.21% and 1.36% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1999

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, and All Pro Small Cap Value Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company of Vermont (NLICV). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 90 days and Money Market Portfolio investments are valued at amortized cost which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Dollar Rolls

The Bond and Managed Portfolios may enter into dollar rolls in which the Portfolio sells securities for delivery and simultaneously contracts to repurchase the same security at a fixed price on a specified future date. During the roll period the Portfolio forgoes accrued interest paid on the securities. The Portfolio will be compensated by the interest earned on the cash proceeds of the initial sale (which are invested in short-term investments) and by the lower repurchase price at the future date (the "drop"). The drop, which is recorded as deferred income, is amortized over the period between the trade date and the settlement date. All realized gains are recorded at the

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

beginning of each roll. A portfolio engages in dollar rolls for the purpose of enhancing its yield. Dollar Rolls involve a risk of loss if the value of the security to be repurchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. The balance of dollar rolls outstanding during the period ended December 31, 1999 was $2,466,633 in the Bond Portfolio and $6,207,211 in the Managed Portfolio.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, and All Pro Small Cap Value Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Sentinel Advisors Company (SAC), a Vermont General Partnership, is adviser for the Growth, Money Market, Bond, Managed, Aggressive Growth and Sentinel Growth Portfolios. With respect to the Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. SAC is compensated monthly at an effective annual rate of 0.25% of the average daily

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. With respect to the Sentinel Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the net assets in excess of $40 million. Provident Mutual Investment Management Co. (PIMC) is the adviser for the International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and All Pro Small Cap Value Portfolios. With respect to the All Pro Large Cap Growth Portfolio and the All Pro Large Cap Value Portfolio, PIMC is compensated monthly at an effective annual rate of 0.70% of the average daily net assets. With respect to the All Pro Small Cap Growth Portfolio and the All Pro Small Cap Value Portfolio, PIMC is compensated monthly at an effective annual rate of 0.90% of the average daily net assets. With respect to the International Portfolio, PIMC is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of assets in excess of $500 million.

PMLIC agrees to reimburse the Growth, Money Market, Bond, Managed, Aggressive Growth, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and All Pro Small Cap Value Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed for such expenses in excess of an annual rate of 0.75% of the average daily net asset value. NLICV agrees to reimburse Sentinel Growth Portfolio for operating expenses, excluding investment advisory fees and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of .40% of the average net asset values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

4. NET ASSETS

At December 31, 1999, the Portfolios' net assets consisted of:

                                                                                MONEY
                                                                 GROWTH         MARKET         BOND         MANAGED
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $299,605,298   $116,887,504   $38,590,948   $59,837,780
Undistributed net investment income.........................     4,242,412             --     2,245,406     2,365,140
Undistributed net realized gain.............................    18,946,927             --            --     3,592,195
Accumulated loss on investment transactions.................            --            (66)     (916,673)           --
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    49,466,999             --    (1,737,416)    8,190,717
                                                              ------------   ------------   -----------   -----------
                                                              $302,261,636   $116,887,438   $38,182,265   $73,985,832
                                                              ============   ============   ===========   ===========

                                                              AGGRESSIVE                     SENTINEL
                                                                GROWTH      INTERNATIONAL     GROWTH
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $47,502,186    $63,852,808    $14,020,708
Undistributed net investment income.........................      325,505      1,001,935         10,839
Undistributed net realized gain.............................    5,142,814     10,082,880      1,716,433
Accumulated loss on investment transactions.................           --             --             --
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    9,541,842     13,857,942      5,549,397
                                                              -----------    -----------    -----------
                                                              $62,512,347    $88,795,565    $21,297,377
                                                              ===========    ===========    ===========

                                                                ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                               LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                                GROWTH         VALUE        GROWTH         VALUE
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $29,424,473   $24,266,104   $26,846,798   $12,733,634
Undistributed net investment Income (loss)..................           --       223,008            --        37,204
Undistributed net realized gain.............................    1,286,235            --     1,466,720            --
Accumulated loss on investment transactions.................           --      (265,538)           --    (1,672,209)
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    7,250,311        95,037    16,886,964       201,677
                                                              -----------   -----------   -----------   -----------
                                                              $37,961,019   $24,318,611   $45,200,482   $11,300,306
                                                              ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the period ended December 31, 1999, were as follows:

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH        MARKET         BOND         MANAGED        GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations....................  $         --   $        --   $49,329,499   $ 84,109,351   $        --    $        --
Corporate Bonds...........................            --            --    27,501,167     14,596,760            --             --
Common and Preferred Stock................   136,505,295            --            --     21,292,779    23,373,119     30,409,286
                                            ------------   -----------   -----------   ------------   -----------    -----------
Total Purchases...........................  $136,505,295            --   $76,830,666   $119,998,890   $23,373,119    $30,409,286
                                            ============   ===========   ===========   ============   ===========    ===========
SALES
U.S. Gov't Obligations....................  $         --   $        --   $47,032,265   $ 77,359,553   $        --    $        --
Corporate Bonds...........................            --            --    22,199,250      9,646,767            --             --
Common and Preferred Stock................   147,378,141            --            --     22,301,421    23,787,060     32,582,338
                                            ------------   -----------   -----------   ------------   -----------    -----------
Total Sales...............................  $147,378,141            --   $69,231,515   $109,307,741   $23,787,060    $32,582,338
                                            ============   ===========   ===========   ============   ===========    ===========

                                                                              ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                               SENTINEL      LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                                GROWTH        GROWTH         VALUE        GROWTH         VALUE
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations......................................  $        --   $        --   $        --   $        --   $        --
Corporate Bonds.............................................           --            --            --            --            --
Common and Preferred Stock..................................   18,687,142    35,842,297    20,630,400    39,576,345    13,968,264
                                                              -----------   -----------   -----------   -----------   -----------
Total Purchases.............................................  $18,687,142   $35,842,297   $20,630,400   $39,576,345   $13,968,264
                                                              ===========   ===========   ===========   ===========   ===========
SALES
U.S. Gov't Obligations......................................  $        --   $        --   $        --   $        --   $        --
Corporate Bonds.............................................           --            --            --            --            --
Common and Preferred Stock..................................   15,678,708    19,895,483    12,731,386    21,825,763    10,237,676
                                                              -----------   -----------   -----------   -----------   -----------
Total Sales.................................................  $15,678,708   $19,895,483   $12,731,386   $21,825,763   $10,237,676
                                                              ===========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at December 31, 1999 is as follows:

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation...  $ 63,039,699   $         --   $     9,850   $10,467,676   $14,975,545    $20,859,383
Aggregate gross unrealized depreciation...   (11,401,069)            --    (1,747,266)   (2,276,960)   (5,433,702)    (7,075,533)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net unrealized appreciation
 (depreciation)...........................  $ 51,638,630   $         --   $(1,737,416)  $ 8,190,716   $ 9,541,843    $13,783,850
                                            ============   ============   ===========   ===========   ===========    ===========
Aggregate cost of securities for federal
 income tax purposes......................  $250,666,843   $117,474,552   $41,278,609   $71,378,575   $53,198,972    $72,778,574
                                            ============   ============   ===========   ===========   ===========    ===========
Capital loss carryover (available to
 offset possible future gains.) The
 carryover expires as follows Money Market
 Portfolio -- $57 in 2005, $9 in 2007;
 Bond Portfolio -- $916,674 in 2007.......  $         --   $         66   $   916,674   $        --   $        --    $        --
                                            ============   ============   ===========   ===========   ===========    ===========

                                                               ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                SENTINEL      LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                 GROWTH        GROWTH         VALUE        GROWTH         VALUE
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation......  $ 5,881,600   $ 9,004,635   $ 1,934,244   $17,819,715   $   962,428
Aggregate gross unrealized depreciation......     (332,203)   (1,946,348)   (1,889,442)     (974,333)     (807,751)
                                               -----------   -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)...  $ 5,549,397   $ 7,250,287   $    44,802   $16,845,382   $   154,677
                                               ===========   ===========   ===========   ===========   ===========
Aggregate cost of securities for federal
 income tax purposes.........................  $15,725,373   $31,174,894   $23,448,771   $31,070,408   $11,244,378
                                               ===========   ===========   ===========   ===========   ===========
Capital loss carryover (available to offset
 possible future gains.) The carryover
 expires as follows: Large Cap
 Value -- $215,505 in 2006; Small Cap
 Value -- $630,374 in 2006, $994,835 in
 2007........................................  $        --   $        --   $   215,505   $        --   $ 1,625,209
                                               ===========   ===========   ===========   ===========   ===========

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On December 31, 1999, there were 1.2 billion shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into eleven series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio. The Growth Portfolio consists of 75 million shares, the Money Market Portfolio consists of 150 million shares; for the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Portfolios consist of 50 million shares and each of the other series consists of 5 million shares.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1999 -- Continued

--------------------------------------------------------------------------------

On December 31, 1999, Provident Mutual Life Insurance Company owned 976,130 shares of All Pro Large Cap Value, 244,088 shares of All Pro Small Cap Growth and 400,853 shares of All Pro Small Cap Value.

Transactions in capital stock for the period ended December 31, 1999 were as follows:

                                                               MONEY MARKET
                               GROWTH PORTFOLIO                 PORTFOLIO                 BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                             SHARES        AMOUNT         SHARES         AMOUNT        SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold..............   1,329,197   $ 25,247,128    212,282,834   $ 212,282,834   1,037,876   $11,071,232
Shares redeemed..........  (2,509,410)   (48,088,176)  (191,715,270)   (191,715,270)   (798,215)   (8,560,373)
Shares reinvested........     390,679      7,243,192      4,866,961       4,866,961      83,209       905,319
                           ----------   ------------   ------------   -------------   ---------   -----------
Net contributions from
 affiliated insurance
 companies...............    (789,534)  $(15,597,856)    25,434,525   $  25,434,525     322,870   $ 3,416,178
                           ==========   ============   ============   =============   =========   ===========


                              MANAGED PORTFOLIO
-------------------------  ------------------------
                            SHARES        AMOUNT
-------------------------  ------------------------
Shares sold..............  1,048,895   $ 17,883,810
Shares redeemed..........   (709,970)   (12,005,353)
Shares reinvested........    233,644      3,906,534
                           ---------   ------------
Net contributions from
 affiliated insurance
 companies...............    572,569   $  9,784,991
                           =========   ============

                                                           AGGRESSIVE GROWTH            INTERNATIONAL          SENTINEL GROWTH
                                                               PORTFOLIO                  PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                         SHARES        AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold..........................................     623,914   $ 12,068,240    656,302   $  9,459,577   269,528   $3,849,774
Shares redeemed......................................    (760,128)   (14,651,877)  (864,123)   (12,052,571)  (21,904)    (311,615)
Shares reinvested....................................     403,285      7,577,720    380,631      4,986,269    43,352      560,968
                                                       ----------   ------------   --------   ------------   -------   ----------
Net contributions from affiliated insurance
 companies...........................................     267,071   $  4,994,083    172,810   $  2,393,275   290,976   $4,099,127
                                                       ==========   ============   ========   ============   =======   ==========

                                      ALL PRO LARGE CAP          ALL PRO LARGE CAP         ALL PRO SMALL CAP
                                      GROWTH PORTFOLIO            VALUE PORTFOLIO          GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                                    SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold.....................   2,444,764   $ 31,491,954   1,197,996   $12,240,796   1,770,700   $22,608,975
Shares redeemed.................  (1,090,487)   (13,965,817)   (349,648)   (3,495,144)   (358,525)   (4,839,732)
Shares reinvested...............         258          3,102      10,603       105,080           0             0
                                  ----------   ------------   ---------   -----------   ---------   -----------
Net contributions from
 affiliated insurance
 companies......................   1,354,535   $ 17,529,239     858,951   $ 8,850,732   1,412,175   $17,769,243
                                  ==========   ============   =========   ===========   =========   ===========

                                     ALL PRO SMALL CAP
                                      VALUE PORTFOLIO
--------------------------------  -----------------------
                                   SHARES       AMOUNT
--------------------------------  -----------------------
Shares sold.....................  1,054,394   $ 7,986,704
Shares redeemed.................   (543,349)   (4,091,049)
Shares reinvested...............      2,087        17,055
                                  ---------   -----------
Net contributions from
 affiliated insurance
 companies......................    513,132   $ 3,912,710
                                  =========   ===========

Transactions in capital stock for the year ended December 31, 1998 were as follows:

                                                                 MONEY MARKET
                                 GROWTH PORTFOLIO                 PORTFOLIO                 BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                               SHARES        AMOUNT         SHARES         AMOUNT        SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold................   1,837,947   $ 32,406,592    165,155,447   $ 165,155,447   1,435,423   $15,864,807
Shares redeemed............  (1,249,358)   (22,097,256)  (142,035,980)   (142,035,980)   (417,928)   (4,628,289)
Shares reinvested..........   2,418,983     40,098,617      3,994,543       3,994,543     140,681     1,555,386
                             ----------   ------------   ------------   -------------   ---------   -----------
Net contributions from
 affiliated insurance
 companies.................   3,007,572   $ 50,407,953     27,114,010   $  27,114,010   1,158,176   $12,791,904
                             ==========   ============   ============   =============   =========   ===========


                               MANAGED PORTFOLIO
---------------------------  ----------------------
                              SHARES      AMOUNT
---------------------------  ----------------------
Shares sold................   623,703   $10,481,421
Shares redeemed............  (360,939)   (6,051,923)
Shares reinvested..........   285,692     4,640,106
                             --------   -----------
Net contributions from
 affiliated insurance
 companies.................   548,456   $ 9,069,604
                             ========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1999 -- Concluded

--------------------------------------------------------------------------------

                                                             AGGRESSIVE GROWTH          INTERNATIONAL          SENTINEL GROWTH
                                                                 PORTFOLIO                PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                            SHARES      AMOUNT       SHARES      AMOUNT      SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold..............................................   493,256   $10,260,111    796,247   $10,834,572   240,467   $2,911,418
Shares redeemed..........................................  (309,019)   (6,350,296)  (615,500)   (8,284,431)  (56,545)    (668,790)
Shares reinvested........................................   205,061     4,181,983    378,012     4,819,514   148,986    1,693,967
                                                           --------   -----------   --------   -----------   -------   ----------
Net contributions from affiliated insurance companies....   389,298   $ 8,041,798    558,760   $ 7,369,655   332,909   $3,936,595
                                                           ========   ===========   ========   ===========   =======   ==========

                                ALL PRO LARGE CAP         ALL PRO LARGE CAP         ALL PRO SMALL CAP        ALL PRO SMALL CAP
                                GROWTH PORTFOLIO           VALUE PORTFOLIO          GROWTH PORTFOLIO          VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold................  1,711,101   $17,230,972   1,685,241   $16,459,223   1,153,905   $10,747,921   1,084,795   $9,720,129
Shares redeemed............   (495,712)   (5,313,536)   (108,503)   (1,043,850)   (165,750)   (1,551,316)   (105,824)    (899,205)
Shares reinvested..........          0             0           0             0           0             0           0            0
                             ---------   -----------   ---------   -----------   ---------   -----------   ---------   ----------
Net contributions from
 affiliated insurance
 companies.................  1,215,389   $11,917,436   1,576,738   $15,415,372     988,155   $ 9,196,605     978,971   $8,820,924
                             =========   ===========   =========   ===========   =========   ===========   =========   ==========

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly-owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On December 29, 1999, the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on December 31, 1999, ex-dividend date January 10, 2000, payable on January 11, 2000 as follows:

                                TOTAL                  PER SHARE
                       ------------------------   --------------------
                          NET                        NET
                       INVESTMENT     CAPITAL     INVESTMENT   CAPITAL
PORTFOLIO                INCOME        GAIN         INCOME      GAIN
---------              ----------   -----------   ----------   -------
Growth...............  $4,242,412   $18,946,927     $.2658     $1.1872
Bond.................   2,245,406            --      .6224          --
Managed..............   2,365,140     3,592,195      .5366       .8151
Aggressive Growth....   1,768,905     3,699,413      .6217      1.3002
International........   2,245,981     8,909,824      .4218      1.6735
Sentinel Growth......   1,235,191       492,082     1.0319       .4111
All Pro Large Cap
 Growth..............     819,069       636,988      .3187       .2479
All Pro Large Cap
 Value...............     223,008            --      .0916          --
All Pro Small Cap
 Growth..............   1,190,602       203,793      .4960       .0849
All Pro Small Cap
 Value...............      37,204            --      .0249          --

    Form 16169 12.99

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